As filed with the Securities and Exchange Commission on January 23, 1997

                       1933 Act Registration No. 33-74628
                           1940 Act File No. 811-8322
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                             --------------------

                                  FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
                        Pre-Effective Amendment No. __                     [ ]
                        Post-Effective Amendment No. 6                     [X]
                                    and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                                Amendment No. 7                            [X]
                             --------------------

                    STATE STREET RESEARCH SECURITIES TRUST
              (Exact Name of Registrant as Specified in Charter)

              One Financial Center, Boston, Massachusetts 02111
             (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, Including Area Code: (617) 357-1200

                            Francis J. McNamara, III
              Senior Vice President, Secretary & General Counsel
                  State Street Research & Management Company
                             One Financial Center
                         Boston, Massachusetts 02111
                   (Name and Address of Agent for Service)

                         Copies of Communications to:


                           Geoffrey R.T. Kenyon, Esq.
                           Goodwin, Procter & Hoar LLP
                                 Exchange Place
                           Boston, Massachusetts 02109


It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[X] On January 24, 1997 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On _____________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On __________ pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             --------------------
     The Registrant hereby declares that, pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, as amended (the "1940 Act"), it has registered an indefinite number of shares of beneficial interest, par value $.001 per share, in the State Street Research Intermediate Bond Fund series and the State Street Research Strategic Income Fund series of the Registrant, which shares are designated as Class A shares, Class B shares, Class C shares and Class D shares of such series.
     A Rule 24f-2 Notice for the fiscal period ended April 30, 1996 was filed by the Registrant on or about June 30, 1996 with respect to the State Street Research Intermediate Bond Fund series of the Registrant. To date, no Rule 24f-2 Notice has been required to be filed by the Registrant with respect to its State Street Research Strategic Income Fund Series.


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


     The Prospectus and Statement of Additional Information of State Street Research Intermediate Bond Fund are included in Post-Effective Amendment No. 5 to this Registration Statement.

     The Prospectus and Statement of Additional Information of State Street Research Strategic Income Fund are included herein.

                     STATE STREET RESEARCH SECURITIES TRUST

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)




                                            Caption or Location in Prospectus         Caption or Location in Prospectus
      Form N-1A Item No.                    for State Street Research                 for State Street Research
                                            Intermediate Bond Fund                    Strategic Income Fund
PART A

 1.   Cover Page......................      Same                                      Same

 2.   Synopsis........................      Table of Expenses                         Table of Expenses

 3.   Condensed Financial
      Information ....................      Financial Highlights; Calculation of      Financial Highlights; Calculation of
                                            Performance Data                          Performance Data

 4.   General Description
      of Registrant ..................      The Fund's Investments; Investment        The Fund's Investments; Limiting
                                            Practices; The Fund and its Shares;       Investment Risk; The Fund and its Shares;
                                            Appendix Debt/Bond Ratings                Appendix Debt/Bond Ratings

 5.   Management of the Fund..........      Management of the Fund; Purchase of       Management of the Fund; Purchase of
                                            Shares; Shareholder Services              Shares; Shareholder Services
 5A.  Management's Discussion of
      Fund Performance ...............      [To be included in Annual Report to       [To be included in Annual Report to
                                            Shareholders]                             Shareholders]

 6.   Capital Stock and
      Other Securities ...............      The Fund and its Shares; Management of    The Fund and its Shares; Management of
                                            the Fund; Dividends and Distributions;    the Fund; Dividends and Distributions;
                                            Taxes; Shareholder Services               Taxes; Shareholder Services
 7.   Purchase of Securities
      Being Offered  .................      Purchase of Shares; Shareholder           Purchase of Shares; Shareholder
                                            Services; Management of the Fund          Services; Management of the Fund

 8.   Redemption or Repurchase .......      Redemption of Shares; Shareholder         Redemption of Shares; Shareholder
                                            Services                                  Services

 9.   Legal Proceedings...............      Not Applicable                            Not Applicable

                                            Caption or Location in Statement          Caption or Location in Statement
                                            of Additional Information for             of Additional Information for
                                            State Street Research Intermediate        State Street Research Strategic
      Form N-1A Item No.                    Bond Fund                                 Income Fund

PART B

10.   Cover Page......................      Same                                      Same

11.   Table of Contents...............      Same                                      Same

12.   General Information and
      History ........................      Not Applicable                            Not Applicable

13.   Investment Objectives
      and Policies ...................      Additional Investment Policies and        Investment Policies and
                                            Restrictions; Additional Information      Restrictions; Additional Information
                                            Concerning Certain Investment             Concerning Certain Investment
                                            Techniques; Debt Instruments and          Techniques; Debt Instruments and
                                            Permitted Cash Investments;               Permitted Cash Investments;
                                            Portfolio Transactions                    Portfolio Transactions

14.   Management of the Registrant ...      Trustees and Officers                     Trustees and Officers

15.   Control Persons and Principal
      Holders of Securities ..........      Trustees and Officers                     Trustees and Officers

16.   Investment Advisory and Other
      Services .......................      Investment Advisory Services;             Investment Advisory Services;
                                            Custodian; Independent Accountants;       Custodian; Independent Accountants;
                                            Distribution of Shares of the Fund        Distribution of Shares of the Fund

17.   Brokerage Allocation............      Portfolio Transactions                    Portfolio Transactions

18.   Capital Stock and
      Other Securities ...............      Not Applicable (Description in            Not Applicable (Description in
                                            Prospectus)                               Prospectus)

19.   Purchase, Redemption and Pricing
      of Securities Being Offered ....      Purchase of Shares; Net Asset Value       Purchase of Shares; Redemption of Shares;
                                                                                      Net Asset Value

20.   Tax Status .....................      Certain Tax Matters                       Certain Tax Matters

21.   Underwriters ...................      Distribution of Shares of the Fund        Distribution of Shares of the Fund

22.   Calculation of Performance
      Data ...........................      Calculation of Performance Data           Calculation of Performance Data

23.   Financial Statements ...........      Financial Statements                      Financial Statements

State Street Research
Strategic Income Fund


Prospectus
August 19, 1996
(as supplemented through January 24, 1997)


      The investment objective of State Street Research Strategic Income Fund (the "Fund") is to provide high current income consistent with overall total return. In seeking to achieve its investment objective, the Fund invests primarily in U.S. Government securities; high yield, high risk debt securities (commonly known as "junk bonds"), as well as investment grade debt, of U.S. issuers; and international debt securities of governmental and private issuers. For further information, see "The Fund's Investments."


      State Street Research & Management Company (the "Investment Manager") serves as investment adviser to the Fund. As of November 30, 1996 the Investment Manager had assets of approximately $42.5 billion under management. State Street Research Investment Services, Inc. serves as distributor (the "Distributor") for the Fund.


      There are risks in any investment program, including the risk of changing economic and market conditions, and there is no assurance that the Fund will achieve its investment objective. The net asset value of the Fund's shares fluctuates as market conditions change.

      Because of the Fund's investment policies, the Fund is subject to above-average risks; it may invest substantial amounts in foreign securities and high yield, high risk bonds. An investment in the Fund should be part of a balanced investment program which includes more conservative investments. For further information, see "The Fund's Investments."


      This Prospectus sets forth concisely the information a prospective investor ought to know about the Fund before investing. It should be retained for future reference. A Statement of Additional Information about the Fund dated August 19, 1996 as supplemented January 24, 1997 has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge upon request to the Fund at the address indicated on the cover or by calling 1-800-562-0032.


      The Fund is a diversified (as defined under the Investment Company Act of 1940) series of State Street Research Securities Trust (the "Trust"), an open-end management investment company.

      Shareholders may have their shares redeemed directly by the Fund at net asset value plus the applicable contingent deferred sales charge, if any; redemptions processed through securities dealers may be subject to processing charges.


      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THE FUND CAN INVEST UP TO 60% OF ITS TOTAL ASSETS IN LOWER RATED BONDS, COMMONLY KNOWN AS "JUNK BONDS," THAT ENTAIL GREATER RISKS, INCLUDING DEFAULT RISKS, THAN THOSE FOUND IN HIGHER RATED SECURITIES. INVESTORS SHOULD CAREFULLY CONSIDER THESE RISKS BEFORE INVESTING. SEE "THE FUND'S INVESTMENTS," PAGES 4 TO 10 AND "APPENDIX - DESCRIPTION OF DEBT/BOND RATINGS," PAGES 30 TO 31.

      SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Table of Contents                                                        Page


Table of Expenses ......................................................    2
Financial Highlights ...................................................    4
The Fund's Investments .................................................    4
Limiting Investment Risk ...............................................   10
Purchase of Shares .....................................................   11
Redemption of Shares ...................................................   19
Shareholder Services ...................................................   21
The Fund and its Shares ................................................   25
Management of the Fund .................................................   26
Dividends and Distributions; Taxes .....................................   27
Calculation of Performance Data ........................................   28
Appendix-Description of Debt/Bond Ratings...............................   30



      The Fund offers four classes of shares which may be purchased at the next determined net asset value per share plus, in the case of all classes except Class C shares, a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (the Class B and Class D shares).

      Class A shares are subject to (i) an initial sales charge of up to 4.5% and (ii) an annual service fee of 0.25% of the average daily net asset value of the Class A shares.

      Class B shares are subject (i) to a contingent deferred sales charge (declining from 5% to 2%), which will be imposed on most redemptions made within five years of purchase and (ii) annual distribution and service fees of 1% of the average daily net asset value of such shares. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after purchase. No contingent deferred sales charge applies after the fifth year following the purchase of Class B shares.

      Class C shares are offered only to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees.

      Class D shares are subject to (i) a contingent deferred sales charge of 1% if redeemed within one year following purchase and (ii) annual distribution and service fees of 1% of the average daily net asset value of such shares.

Table of Expenses


                                                            Class A   Class B   Class C    Class D
Shareholder Transaction Expenses(1)
   Maximum Sales Charge Imposed on Purchases (as
     percentage of offering price) .........................  4.5%      None      None       None
   Maximum Deferred Sales Charge (as a
     percentage of net asset value at time of
     purchase or redemption, whichever is lower)............  None(2)     5%      None         1%
   Maximum Sales Charge Imposed on Reinvested
     Dividends (as a percentage of offering price) .........  None      None      None       None
   Redemption Fees (as a percentage of amount
     redeemed, if applicable) ..............................  None      None      None       None
   Exchange Fee ............................................  None      None      None       None

(1) Reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge declines thereafter and no contingent deferred sales charge is imposed after the fifth year. Class D shares are subject to a 1% contingent deferred sales charge on any portion of the purchase redeemed within one year of the sale. Long-term investors in Class A, Class B or Class D shares may, over a period of years, pay more than the economic equivalent of the maximum sales charge permissible under applicable rules. See "Purchase of Shares."


(2) Purchases of Class A shares of $1 million or more are not subject to a sales charge. If such shares are redeemed within 12 months of purchase, a contingent deferred sales charge of 1% will be applied to the redemption. See "Purchase of Shares."

                                      Class A     Class B     Class C    Class D
Annual Fund Operating Expenses
   (as a percentage of average net assets)
     Management Fees .................  0.75%       0.75%        0.75%    0.75%
     12b-1 Fees ....................    0.25%       1.00%        None     1.00%
     Other Expenses ..................  0.75%       0.75%        0.75%    0.75%
     Less Voluntary Reduction ........ (0.40%)     (0.40%)      (0.40%)  (0.40%)
                                       -------     -------     --------  ------
        Total Fund Operating Expenses
         (after voluntary reduction)    1.35%       2.10%        1.10%    2.10%
                                       =======     ======      =======   ======



Example:                                                   1 Year    3 Years
                                                           ------    -------


You would pay the following expenses on a $1,000 investment including, for Class A shares, the maximum applicable initial sales charge and assuming
   (1) 5% annual return and (2) redemption of the entire investment at the end of each time period:

     Class A shares ..................................     $58       $86
     Class B shares ..................................     $71       $96
     Class C shares ..................................     $11       $35
     Class D shares ..................................     $31       $66



You would pay the following expenses on the same investment, assuming no redemption:
                                                           1 Year    3 Years
                                                           ------    -------
     Class B shares ..................................     $21       $66
     Class D shares ..................................     $21       $66
--------------------


The example should not be considered as a representation of past or future return or expenses. Actual return or expenses may be greater or less than shown.

      The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor will bear directly or indirectly. Because the Fund is newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimated amounts for the current year. Actual expense levels for the current fiscal year and future years may vary from the amounts shown. The table does not reflect charges for optional services elected by certain shareholders, such as the $7.50 fee for remittance of redemption proceeds by wire. For further information on sales charges, see "Purchase of Shares -- Alternative Purchase Program"; for further information on management fees, see "Management of the Fund"; and for further information on 12b-1 fees, see "Purchase of Shares -- Distribution Plan."

      The Fund has been advised that the Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. The Fund presently expects such assistance to be provided for the next 12 months or until the Fund's net assets reach $100 million, whichever first occurs. However, the Fund has not received any firm commitment that such assistance will in fact be provided.

      For the current fiscal year, Total Fund Operating Expenses as a percentage of average net assets of Class A, Class B, Class C and Class D shares of the Fund are estimated to be 1.75%, 2.50%, 1.50% and 2.50%, respectively, in the absence of the voluntary assumption of fees or expenses by the Distributor and its affiliates.


Financial Highlights

      This information should be read in conjunction with financial statements and notes thereto included in the Statement of Additional Information.

      For a share outstanding from August 30, 1996 (commencement of operations) to October 31, 1996 (Unaudited):

                                                                Class A     Class B     Class C     Class D
                                                                -------     -------     -------     -------
Net asset value, beginning of period                             $7.00       $7.00       $7.00       $7.00
Net investment income*                                            0.07        0.05        0.08        0.06
Net realized and unrealized gain on investments, foreign
  currency and forward contracts                                  0.15        0.16        0.15        0.15
Dividends from net investment income                             (0.05)      (0.05)      (0.06)      (0.05)
                                                                 -----       -----       -----       -----

Net asset value, end of period                                   $7.17       $7.16       $7.17       $7.16
                                                                 =====       =====       =====       =====

Total return                                                      3.19%+      2.94%+      3.22%+      2.94%+
Net assets at end of period (000s)                             $28,802      $5,070      $9,298      $3,540
Ratio of operating expenses to average net assets*                1.35%++     2.10%++     1.10%++     2.10%
Ratio of net investment income to average net assets*             6.89%++     6.14%++     7.14%++     6.14%
Portforlio turnover rate                                         29.84%      29.84%      29.84%      29.84%

----------
 *Reflects voluntary assumption of fees or expenses per
    share (less than $0.01 per share, see Note 3 to
    Financial Statements in the Statement of Additional
    Information.)                                                $0.00       $0.00       $0.00       $0.00

 +Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

++Annualized


The Fund's Investments

      The Fund's investment objective is to provide high current income consistent with overall total return. The investment objective is a fundamental policy that may not be changed without approval of the Fund's shareholders.

      In seeking to achieve its investment objective, the Fund invests, under normal circumstances, primarily in U.S. Government securities; high yield, high risk, as well as investment grade, debt securities of U.S. issuers; and international debt securities of governmental and private issuers.


      The Investment Manager believes that assets can be diversified and allocated among the three sectors, U.S. Government securities, high yield, high risk securities, and international debt securities, to take advantage of the different ways that such sectors have performed in economic cycles. As interest rates rise and fall in the United States, the volatility of the prices of U.S. Government securities has historically been greater than the volatility of high yield, high risk U.S. corporate debt. When the U.S. economy is at a particular point in the economic growth and interest rate cycle, a given foreign economy may be at a different point in the economic cycle; in general, the U.S. and foreign economies do not coincide. Foreign monetary policies and movements in the exchange rates among the world's currencies also affect investments. There is no assurance that the asset allocation made by the Fund will be effective. The allocation to a given sector will vary as domestic and international market conditions warrant. Up to 100% of the Fund's assets could be allocated to any one sector depending on circumstances, except that not more than 60% may be invested in high yield, high risk securities.


      The three sectors encompass virtually all types of traditional debt securities as well as other securities which are treated as debt securities including, but not limited to, bonds, notes, bills, debentures, commercial paper, bank instruments and depository accounts, collateralized mortgage obligations and other mortgage related or backed obligations, asset-backed securities, variable and floating rate instruments, payment-in-kind securities, participation interests in trusts and other entities, interest only and principal only stripped securities, convertible debt securities, and preferred stocks. The stated or effective maturity of the instruments can range from very short-term to very long-term.


      The Fund will seek high current income consistent with overall total return through interest earned on debt securities and through gains from the purchase and sale of the underlying securities at different prices. There is no assurance that the Fund will obtain such income or gains. All bonds are subject to relative degrees of interest rate risk and related market volatility. As interest rates rise, the value of debt securities held by the Fund and thus, shares of the Fund, can be expected to decline. As interest rates decline, the value of debt securities held by the Fund and thus, shares of the Fund, can be expected to increase. The magnitude of these fluctuations will be greater when the average maturity of the portfolio securities is longer. In addition, the value of portfolio securities can be affected by changes in the creditworthiness of the issuer, especially of high yield, high risk debt, resulting from, for example, positive or negative changes in the issuer's financial condition, its business operations, or outside economic factors impacting the issuer. Thus, as interest rates move up or down and the creditworthiness of issuers change, the amount of possible interest income and the value of the underlying debt security can both be subject to change. Under normal circumstances, the Fund expects to be fully invested in debt securities in the three sectors as described. However the Fund may, consistent with its investment objective, make other investments, including common stocks and warrants up to 15% of the Fund's total assets.


      Although the Fund's investments are discussed below in three broad sectors, many instruments are available in more than one sector, such as mortgage-related securities which can be a U.S. Government security when issued by a U.S. agency, or a non-governmental debt security when issued by a private trust.

Government Securities

      U.S. Government securities are securities which are issued or guaranteed as to principal or interest by the U.S. Government, a U.S. Government agency or instrumentality, or certain mixed-ownership Government corporations or sponsored enterprises. The U.S. Government securities in which the Fund invests include, among others, direct obligations of the U.S. Treasury, i.e., U.S. Treasury bills, notes, certificates and bonds; obligations of U.S. Government agencies or instrumentalities such as the Federal Home Loan Banks, Federal Farm Credit Banks, including mortgage-backed obligations of the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation; and obligations of mixed-ownership Government corporations such as Resolution Funding Corporation.

      The Fund may invest in mortgage-related securities. Mortgage-related securities represent interests in pools of commercial or residential mortgage loans and provide the Fund with a flow-through of interest and principal payments as such payments are received with respect to the mortgages in the pool. Mortgage-related securities may be issued by U.S. Government agencies, instrumentalities or mixed-ownership corporations or sponsored enterprises, and the securities may or may not be supported by the credit of such entities. Mortgage-related securities may also be issued by private entities such as investment banking firms, insurance companies, mortgage bankers and home builders. An issuer may offer senior or subordinated securities backed by the same pool of mortgages. The senior securities have priority to the interest and/or principal payments on the mortgages in the pool; the subordinate securities have a lower priority with respect to such payments on the mortgages in the pool. See "Risk Factors" below.


      The Fund may invest in stripped securities. Stripped securities are issued by governmental or private issuers. U.S. Government securities may be acquired by the Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Obligations of Resolution Funding Corporation are similarly divided into principal and interest components and maintained as such on the book entry records of the Federal Reserve Banks.


      Stripped securities also include mortgage-related securities which have been divided into separate interest and principal components. Holders of the interest components of mortgage related securities will receive payments of the interest only on the current face amount of the mortgages and holders of the principal components will receive payments of the principal on the mortgages. "Interest only" securities are known as IOs; "principal only" securities are known as POs. See "Risk Factors" below.

Risk Factors

      In the case of mortgage-related securities, the possibility of prepayment of the underlying mortgages which might be motivated, for instance, by declining interest rates, could lessen the potential for total return in mortgage-backed securities. When pre-payments of mortgages occur during periods of declining interest rates, the Fund will have to reinvest the proceeds in instruments with lower effective interest rates.

      In the case of stripped securities, in periods of low interest rates and rapid mortgage prepayments, the value of IOs for mortgage-related securities can decrease significantly. The market for IOs and POs is new and there is no assurance it will operate efficiently or provide liquidity in the future. Stripped securities are extremely volatile in certain interest rate environments.


U.S. Corporate High Yield, High Risk, Investment Grade and Other Debt Securities


      High yield, high risk debt includes corporate bonds, convertible bonds and preferred stocks, rated at the time of purchase in categories BB through D by Standard & Poor's Corporation ("S&P") or Ba through C by Moody's Investors Service, Inc. ("Moody's"), commonly known as "junk bonds", or which are unrated but believed by the Investment Manager to be of comparable quality. Where an investment is split rated, the Fund may invest on the basis of the higher rating. Where an investment is only rated by one rating agency, the Fund may invest on the basis of a higher rating derived from its own analysis.

      The Fund may also invest in higher rated, lower yield debt securities of domestic issuers. Higher rated securities include those rated AAA through BBB by S&P or Aaa through Baa by Moody's. Securities rated BBB by S&P or Baa by Moody's can have speculative characteristics. Investment grade securities are generally issued by larger or more established issuers, compared to lower rated securities, and are less volatile. The Fund will invest in investment grade securities when appropriate given the spread between higher and lower quality debt, market expectations, and overall portfolio composition. Investment grade debt can lessen a potential decline in the Fund's net asset value, but may also reduce the Fund's current income and total return.

      In addition to the ratings from S&P and Moody's, ratings by other nationally recognized statistical rating organizations may be used, such as Fitch's Investors Services and Duff & Phelps Credit Rating Company.

Risk Factors

      Lower rated high yield, high risk securities generally involve more credit risk than higher rated securities and are considered by S&P and Moody's to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Such securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities; credit ratings do not reflect this market risk. In addition, these ratings may not reflect the effect of recent developments on an issuer's ability to make interest and principal payments. Bonds rated in the lowest category and in default may never resume interest payments or repay principal and their market value may be difficult to determine. In the event the rating of a security is downgraded, the Investment Manager will determine whether the security should be retained or sold depending on an assessment of all facts and circumstances at that time. For further information concerning the ratings of debt securities, see the Appendix to this Prospectus.

      Additional risks of such securities include (i) limited liquidity and secondary market support, particularly in the case of securities that are not rated or are subject to restrictions on resale, which may limit the ability of the Fund to sell portfolio securities either to meet redemption requests or in response to changes in the economy or the financial markets, and make selection and valuation of portfolio securities more subjective and dependent upon the Investment Manager's credit analysis; (ii) the potential for the insolvency of issuers during periods of changing interest rates and economic difficulty; (iii) subordination to the prior claims of senior lenders; and (iv) the possibility that earnings of the issuer may be insufficient to meet its debt service. Growth in the market for this type of security has paralleled a general expansion in certain sectors in the U.S. economy, and the effects of adverse economic changes (including a recession) are unclear.

Other Debt Securities

      The Fund may also invest in other debt-related obligations issued by corporations, trusts and similar entities such as beneficial interests in asset-backed pools, zero coupon securities, pay-in-kind ("PIK") securities, Yankee bonds and Government trust certificates. The credit quality of the issuer of such securities can range across the entire spectrum from high quality to highly speculative.

      Asset-backed (other than mortgage-related) securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments.

These securities provide a flow-through of interest and principal payments as payments are received on the loans or leases and may be supported by letters of credit or similar guarantees of payment by a financial institution.

      Zero coupon securities pay no interest for all or a portion of their life but are purchased at a discount to face value at maturity. Their return consists of the amortization of the discount between their purchase price and their maturity value, plus any fixed rate interest income. Zero coupon securities pay no interest to holders prior to maturity even though interest on these securities is reported as income to the Fund. PIK debt securities permit the issuer to pay the interest thereon either in cash or as additional debt obligations. The reporting of interest for zero coupon and PIK securities is similar. The Fund will be required to distribute all or substantially all of such amounts annually to its shareholders. These distributions may cause the Fund to liquidate portfolio assets in order to make such distributions at a time when the Fund may have otherwise chosen not to sell such securities. The market for zero coupon and payment-in-kind securities is more volatile than that of securities which pay interest at regular intervals.

      Yankee bonds are bonds denominated in U.S. dollars and issued by foreign entities for sale in the United States. Yankee bonds are affected by interest rates in the U.S. and by the economic, political and other forces which impact the issuer locally.

      The Fund may invest from time to time in collective investment vehicles, such as Government trusts whose assets consist principally of U.S. Government securities, or other assets, such as U.S. Government loans to foreign countries, substantially collateralized or supported by such securities.

International Debt Securities

      The Fund may invest in debt obligations denominated in foreign currencies issued or guaranteed by governments, governmental agencies and similar bodies, and supranational organizations, corporations, financial institutions, trusts, and other entities. The Fund expects to invest predominantly in investment grade debt of issuers in Developed Nations, although no limits apply as to quality or geography.

      The Fund invests in foreign debt based on the attractiveness of the issuer, the general economic climate, the interest rate environment, and the relative strength of the U.S. dollar and relevant currency. The obligations of foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing powers. These obligations may or may not be supported by the full faith and credit of a foreign government. The obligations of foreign corporations are subject to many of the same business, industry and other fundamental variables that affect the creditworthiness of domestic corporations. All foreign debt obligation, both governmental and nongovernmental, are also affected by the interrelationships of interest rates in the U.S. and abroad and exchange rates among currencies.

      Supranational debt may be denominated in U.S. dollars, a foreign currency or a multi-national currency unit. Examples of supranational entities include the World Bank, the European Investment Bank, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders", usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

      The Fund may invest in securities denominated in a multi-national currency unit. An illustration of a multi-national currency unit is the European Currency Unit (the "ECU"), which is a "basket" consisting of specified amounts of the currencies of the member states of the European Community, a Western European economic cooperative organization that includes Germany, France, the United Kingdom, the Netherlands, Belgium and Italy, among others. European supranational entities, in particular, issue ECU-denominated obligations.

      The Fund may invest in American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). ADRs are dollar denominated receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation or other entity. EDRs are foreign currency denominated receipts issued in Europe which evidence a similar ownership arrangement. The Fund may also invest in bonds denominated in U.S. dollars issued outside the United States by corporations and others, for example, "Eurodollar" bonds.

Risk Factors

      The risks associated with investments in foreign securities include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, including the risks of nationalization or expropriation, the possible imposition of currency exchange blockages, higher operating expenses, foreign withholding and other taxes which may reduce investment return, reduced availability of public information concerning issuers and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers.

      The Fund may also invest in the securities of issuers in countries with less developed economies as deemed appropriate by the Investment Manager, although the Fund does not presently expect to invest more than 5% of its total assets in issuers in such less developed countries. Such countries include countries that have an emerging securities market that trades a small number of securities; countries with low- to middle-income economies; and/or countries with economies that are based on only a few industries. Eastern European countries are considered to have less developed capital markets.

      For further information regarding foreign investments, see the Statement of Additional Information.

Currency Transactions


      In order to protect against the effect of uncertain future exchange rates on securities denominated in foreign currencies, the Fund may engage in currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or by entering into forward contracts to purchase or sell currencies. The Fund may simultaneously engage in such transactions in the denomination currency of the underlying investment in another currency in respect to the denomination currency; sometimes called "cross hedging". Although such contracts tend to minimize the risk of loss resulting from a correctly predicted decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase. In entering a forward currency transaction, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, large institutions with which the Investment Manager has done substantial business in the past. For further information, see the Statement of Additional Information.

Other Investment Policies

      The Fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable stand-by letters of credit issued by a bank, or any combination thereof. The investing of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.

      The Fund will retain most rights of ownership including rights to dividends, interest or other distributions on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Loans are made only to borrowers which are deemed by the Investment Manager to be of good financial standing.


      The Fund may buy and sell options, futures contracts and options on futures contracts on securities, securities indices and currencies, and enter into closing transactions with respect thereto; such instruments are commonly known as derivatives because they derive their value from underlying assets, such as the assets on which they are based. The Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such derivative positions for nonhedging purposes would exceed 5% of the market value of the Fund's net assets; similar policies apply to options which are not commodities. The Fund may also invest in derivatives through various forms of swap arrangements, which have simultaneously the characteristics of a security and a futures contract, although the Fund does not presently expect to invest more than 5% of its total assets in such derivatives. These swap arrangements include interest rate swaps, currency swaps and index swaps. For a more detailed discussion of derivatives, see the Statement of Additional Information. The Fund may also enter into repurchase agreements and reverse repurchase agreements.


      The Fund may purchase "when-issued" securities, which are traded on a price basis prior to actual issuance. Such purchases will be made only to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months or over a year or more. No income accrues to the Fund prior to the time it takes delivery. When-issued trading frequently occurs with governmental or private mortgage pools which are traded prior to the actual finalization of pool arrangements. Such transactions may involve a risk of loss if the value of the securities fall below the price committed to prior to the actual issuance. The Trust's custodian will establish a segregated account for the Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.

      The Fund may invest in restricted securities in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. Because the market for such securities is still developing, such securities could possibly become illiquid in particular circumstances. See the Statement of Additional Information.

      The Fund anticipates that its portfolio turnover rate will generally not exceed 200% under normal conditions. The Fund does, however, reserve full freedom with respect to portfolio turnover. In periods when there are rapid changes in economic conditions or security price levels or when investment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when investment strategy remains relatively constant. An actual portfolio turnover rate of 100% or more may result in greater transaction costs, relative to other funds of all types in general, and may have tax and other consequences as well. See the Statement of Additional Information.


Limiting Investment Risk

      In seeking to lessen investment risk, the Fund operates under certain fundamental and nonfundamental investment restrictions.

      Under the fundamental investment restrictions, the Fund may not (a) purchase a security of any one issuer (other than securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises) if such purchase would, with respect to 75% of the Fund's total assets, cause more than 5% of the Fund's total assets to be invested in the securities of such issuer or cause more than 10% of the voting securities of such issuer to be held by the Fund; or (b) invest more than 25% of the Fund's total assets in securities of issuers principally engaged in any one industry.

      The foregoing fundamental investment restrictions do not apply in the event the Fund invests in other mutual funds, subject to future changes in law and regulatory requirements (see "The Fund and its Shares"); otherwise, the foregoing restrictions may not be changed except by vote of the holders of a majority of the outstanding voting securities of the Fund, as defined under the Investment Company Act of 1940 (the "1940 Act").

      Under the nonfundamental investment restrictions, the Fund may not invest more than 15% of its net assets in illiquid securities including repurchase agreements extending for more than seven days and may not invest more than 5% of its total assets in restricted securities excluding securities eligible for resale under Rule 144A under the Securities Act of 1933. Although many illiquid securities may also be restricted, and vice versa, compliance with each of these policies will be determined independently. The foregoing nonfundamental investment restriction may be changed without a shareholder vote.

      For further information on the above and other fundamental and nonfundamental investment restrictions, see the Statement of Additional Information.

      The Fund may hold up to 100% of its assets in cash or certain short-term securities for temporary defensive purposes when, in the opinion of the Investment Manager, such a position is more likely to provide protection against adverse market conditions. To the extent that the Fund's assets are held in a temporary defensive position, the Fund will not be achieving its investment objective. The types of short-term instruments in which the Fund may invest for such purposes are, as more fully described in the Statement of Additional
Information: U.S. Government securities, time deposits and corporate commercial paper rated at least "A" by S&P or "Prime" by Moody's (or, if not rated, issued by companies having an outstanding unsecured debt issue rated at least "A" by S&P or Moody's).



-------------------------------------------------------------------------------
Information on the Purchase of Shares, Redemption of Shares and Shareholder Services is set forth on pages 11 to 25 below.




The Fund is available for investment by many kinds of investors including participants investing through 401(k) or other retirement plan sponsors, employees investing through savings plans sponsored by employers, Individual Retirement Accounts ("IRAs"), trusts, corporations, individuals, etc. The applicability of the general information and administrative procedures set forth below accordingly will vary depending on the investor and the recordkeeping system established for a shareholder's investment in the Fund. Participants in 401(k) and other plans should first consult with the appropriate person at their employer or refer to the plan materials before following any of the procedures below. For more information or assistance, anyone may call 1-800-562-0032.
-------------------------------------------------------------------------------

Purchase of Shares

Methods of Purchase


Through Dealers and Others

      Shares of the Fund are continuously offered through securities dealers, financial institutions and others (collectively referred to herein as securities dealers or dealers) who have entered into sales agreements with the Distributor. Purchases through dealers are confirmed at the offering price, which is the net asset value plus the applicable sales charge, next determined after the order is duly received by State Street Research Shareholder Services ("Shareholder Services"), a division of State Street Research Investment Services, Inc., from the dealer. ("Duly received" for purposes herein means in accordance with the conditions of the applicable method of purchase as described below.) The dealer is responsible for transmitting the order promptly to Shareholder Services in order to permit the investor to obtain the current price. See "Purchase of Shares -- Net Asset Value" herein.

By Mail


      Initial investments in the Fund may be made by mailing or delivering to the investor's dealer a completed Application (accompanying this Prospectus), together with a check for the total purchase price payable to the Fund. The dealer must forward the Application and check in accordance with the instructions on the Application. Additional shares may be purchased by mailing to Shareholder Services a check payable to the Fund in the amount of the total purchase price together with any one of the following: (i) an Application; (ii) the stub from the shareholder's account statement; or (iii) a letter setting forth the name of the Fund, the class of shares and the account name and number. Shareholder Services will deliver the purchase order to the transfer agent and dividend paying agent, State Street Bank and Trust Company (the "Transfer Agent").


      If the check is not honored for its full amount, the purchaser could be subject to additional charges to cover collection costs and any investment loss, and the purchase may be cancelled.

By Wire

      An investor may purchase shares by wiring Federal Funds of not less than $5,000 to State Street Bank and Trust Company, which also serves as the Trust's custodian (the "Custodian"), as set forth below. Prior to making an investment by wire, an investor must notify Shareholder Services at 1-800-521-6548 and obtain a control number and instructions. Following such notification, Federal Funds should be wired through the Federal Reserve System to:

        ABA #011000028
        State Street Bank and Trust Company
        Boston, MA
BNF =   State Street Research
        Strategic Income Fund and class of shares (A, B, C or D)
AC  =   99029761
OBI =   Shareholder Name
        Shareholder Account Number
        Control #K (assigned by State Street
        Research Shareholder Services)

      In order for a wire investment to be processed on the same day (i) the investor must notify Shareholder Services of his or her intention to make such investment by 12 noon Boston time on the day of his or her investment; and (ii) the wire must be received by 4 P.M. Boston time that same day.

      An investor making an initial investment by wire must promptly complete the Application accompanying this Prospectus and deliver it to his or her dealer, who should forward it as required. No redemptions will be effected until the Application has been duly processed.

      The Fund may in its discretion discontinue, suspend or change the practice of accepting orders by any of the methods described above. Orders for the purchase of shares are subject to acceptance by the Fund. The Fund reserves the right to suspend the sale of shares, or to reject any purchase order, including orders in connection with exchanges, for any reason.


Minimum Investment

                                               Class of Shares
                            ---------------------------------------------------
                                 A             B              C         D
                            ------------  -------------  ----------  ----------

Minimum Initial
Investment
   By Wire                     $5,000        $5,000          (a)      $5,000
   IRAs                        $2,000        $2,000          (a)      $2,000
   By Investamatic             $1,000        $1,000          (a)      $1,000
   All other                   $2,500        $2,500          (a)      $2,500
Minimum Subsequent
Investment                     $5,000        $5,000          (a)      $5,000
   By Wire                        $50           $50          (a)         $50
   IRAs                           $50           $50          (a)         $50
   By Investamatic                $50           $50          (a)         $50
   All other

(a)   Special conditions apply; contact the Distributor.


The Fund reserves the right to vary the minimums for initial or subsequent investments as in the case of, for example, exchanges and investments under various retirement and employee benefit plans, sponsored arrangements involving group solicitations of the members of an organization, or other investment plans for reinvestment of dividends and distributions or for periodic investments (e.g., Investamatic Check Program).

Alternative Purchase Program

General

      Alternative classes of shares permit investors to select a purchase program which they believe will be the most advantageous for them, given the amount of their purchase, the length of time they anticipate holding Fund shares, or the flexibility they desire in this regard, and other relevant circumstances. Investors will be able to determine whether in their particular circumstances it is more advantageous to incur an initial sales charge and not be subject to certain ongoing charges or to have their entire initial purchase price invested in the Fund with the investment being subject thereafter to ongoing service fees and distribution fees. As described in greater detail below, securities dealers are paid differing amounts of commissions and other compensation depending on which class of shares they sell.

      The major differences among the various classes of shares are as follows:

              Class A         Class B         Class C     Class D

Sales         Initial sales   Contingent      None        Contingent
Charges       charge at time  deferred sales              deferred sales
              of investment   charge of 5%                charge of 1%
              of up to 4.5%   to 2% applies               applies to any
              depending on    to any shares               shares
              amount of       redeemed                    redeemed
              investment      within first                within one
                              five years                  year following
                              following                   their purchase
                              their
                              purchase; no
                              contingent
                              deferred sales
                              charge after
                              five years

              On investments of
              $1 million or more,
              no initial sales
              charge; but
              contingent deferred
              sales charge of 1%
              applies to any
              shares redeemed
              within one year
              following their
              purchase

Distribution  None            0.75% for       None        0.75% each
Fee                           first eight                 year
                              years; Class B
                              shares convert
                              automatically
                              to Class A
                              shares after
                              eight years

Service Fee   0.25% each year 0.25% each year None        0.25% each
                                                          year


Initial       Above           4%              None        1%
Commission    described
Received by   initial sales
Selling       charge less
Dealers       0.25% to 0.50%
              retained by
              Distributor


              On investments
              of $1 million
              or more, 0.25%
              to 1% paid to
              dealer by
              Distributor




      In deciding which class of shares to purchase, the investor should consider the amount of the investment, the length of time the investment is expected to be held, and the ongoing service fee and distribution fee, among other factors.

      Class A shares are sold at net asset value plus an initial sales charge of up to 4.5% of the public offering price. Because of the sales charge, not all of an investor's purchase amount is invested unless the purchase equals $1,000,000 or more. Class B shareholders pay no initial sales charge, but a contingent deferred sales charge of up to 5% generally applies to shares redeemed within five years of purchase. Class D shareholders also pay no initial sales charge, but a contingent deferred sales charge of 1% generally applies to redemptions made within one year of purchase. For Class B and Class D shareholders, therefore, the entire purchase amount is immediately invested in the Fund.

      An investor who qualifies for a significantly reduced initial sales charge, or a complete waiver of the sales charge on investments of $1,000,000 or more, on the purchase of Class A shares might elect that option to take advantage of the lower ongoing service and distribution fees that characterize Class A shares compared with Class B or Class D shares.

      Class A, Class B and Class D shares are assessed an annual service fee of 0.25% of average daily net assets. Class B shares are assessed an annual distribution fee of 0.75% of daily net assets for an eight-year period following the date of purchase and are then automatically converted to Class A shares. Class D shares are assessed an annual distribution fee of 0.75% of daily net assets for as long as the shares are held. The prospective investor should consider these fees plus the initial or contingent deferred sales charges in estimating the costs of investing in the various classes of Fund shares.

      Only certain employee benefit plans and large institutions may make investments in Class C shares.


      Some of the service and distribution fees are allocated to dealers (see "Distribution Plan" below). In addition, the Distributor will, at its expense, provide additional cash and noncash incentives to securities dealers that sell shares. Such incentives may be extended only to those dealers who have sold or may sell significant amounts of shares and/or meet other conditions established by the Distributor; for example, the Distributor may sponsor special promotions to develop particular distribution channels or to reach certain investor groups. The Distributor may also compensate those dealers with clients who maintain their investments in the Fund over a period of years. The incentives may include merchandise and trips to and attendance at sales seminars at resorts.


Class A Shares -- Initial Sales Charges

Sales Charges

      The purchase price of a Class A share of the Fund is the Fund's per share net asset value next determined after the purchase order is duly received, as defined herein, plus a sales charge which varies depending on the dollar amount of the shares purchased as set forth in the table below. A major portion of this sales charge is reallowed by the Distributor to the dealer responsible for the sale.



Dollar          Sales          Sales             Dealer
Amount of       Charge         Charge            Concession
Purchase        Paid by        Paid by           As % of
Transaction     Investor       Investor          Purchase
                As % of        As % of           Price
                Purchase       Net Asset
                Price          Value

Less than       4.50%          4.71%             4.00%
$100,000

$100,000 or     3.50%          3.63%             3.00%
above but less
than $250,000

$250,000 or     2.50%          2.56%             2.00%
above but less
than $500,000

$500,000 or     2.00%          2.04%             1.75%
above but less
than
$1 million

$1 million and  0%             0%                See following discussion
above



      On any sale of Class A shares to a single investor in the amount of $1,000,000 or more, the Distributor may pay the authorized dealer a commission based on the aggregate of such sales as follows:


Amount of Sale                            Commission



(a)  $1 million to $3 million                 1.00%
(b)  Next $2 million                          0.50%
(c)  Amount over $5 million                   0.25%



      On such sales of $1,000,000 or more, unless the above commission is waived by the dealer, the investor is subject to a 1% contingent deferred sales charge on any portion of the purchase redeemed within one year of the sale. However, such redeemed shares will not be subject to the contingent deferred sales charge to the extent that their value represents (1) capital appreciation or (2) reinvestment of dividends or capital gains distributions. In addition, the contingent deferred sales charge will be waived for certain other redemptions as described under "Contingent Deferred Sales Charge Waivers" below (as otherwise applicable to Class B shares).

      Class A shares of the Fund that are purchased without a sales charge may be exchanged for Class A shares of certain other Eligible Funds, as described below, without the imposition of a contingent deferred sales charge, although contingent deferred sales charges may apply upon a subsequent redemption within one year of the Class A shares which are acquired through such exchange. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to the Distributor.


Reduced Sales Charges


      The reduced sales charges set forth in the table above are applicable to purchases made at any one time by any "person," as defined in the Statement of Additional Information, of $100,000 or more of Class A shares of the Fund or a combination of "Eligible Funds." "Eligible Funds" include the Fund and other funds so designated by the Distributor from time to time. Class B, Class C and Class D shares may also be included in the combination under certain circumstances. Dealers should call Shareholder Services for details concerning the other Eligible Funds and any persons who may qualify for reduced sales charges and related information. See the Statement of Additional Information.



Letter of Intent

      Any investor who provides a Letter of Intent may qualify for a reduced sales charge on purchases of no less than an aggregate of $100,000 of Class A shares of the Fund and any other Eligible Funds within a 13-month period. Class B, Class C and Class D shares may also be included in the combination under certain circumstances. Additional information on a Letter of Intent is available from dealers, or from the Distributor, and also appears in the Statement of Additional Information.


Right of Accumulation

      Investors may purchase Class A shares of the Fund or a combination of shares of the Fund and other Eligible Funds at reduced sales charges pursuant to a Right of Accumulation. Under the Right of Accumulation, the sales charge is determined by combining the current purchase with the value of the Class A shares of other Eligible Funds held at the time of purchase. Class B, Class C and Class D shares may also be included in the combination under certain circumstances. See the Statement of Additional Information and call Shareholder Services for details concerning the Right of Accumulation.

Other Programs

      Class A shares of the Fund may be sold at a reduced sales charge or without a sales charge pursuant to certain sponsored arrangements, which include programs under which a company, employee benefit plan or other organization makes recommendations to, or permits group solicitation of, its employees, members or participants, except any organization created primarily for the purpose of obtaining shares of the Fund at a reduced sales charge or without a sales charge. Sales without a sales charge, or with a reduced sales charge, may also be made through brokers, financial planners, institutions, and others, under managed fee-based programs (e.g., "wrap fee" or similar programs) which meet certain requirements established from time to time by the Distributor. Information on such arrangements and further conditions and limitations is available from the Distributor.

      In addition, no sales charge is imposed in connection with the sale of Class A shares of the Fund to the following entities and persons: (A) the Investment Manager, Distributor, or any affiliated entities, including any direct or indirect parent companies and other subsidiaries of such parents (collectively "Affiliated Companies"); (B) employees, officers, sales representatives or current or retired directors or trustees of the Affiliated Companies or any investment company managed by any of the Affiliated Companies, any relatives of any such individuals whose relationship is directly verified by such individuals to the Distributor, or any beneficial account for such relatives or individuals; and (C) employees, officers, sales representatives or directors of dealers and other entities with a selling agreement with the Distributor to sell shares of any aforementioned investment company, any spouse or child of such person, or any beneficial account for any of them. The purchase must be made for investment and the shares purchased may not be resold except through redemption. This purchase program is subject to such administrative policies, regarding the qualification of purchasers and any other matters, as may be adopted by the Distributor from time to time.


      The initial sales charge will also be waived on Class A shares purchased and paid for with the proceeds of shares redeemed in the past 90 days from a mutual fund (other than a fund managed by the Investment Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid; this waiver must be requested when the purchase order is placed for the Class A shares and the Distributor may require evidence of qualification for this waiver and establish other conditions. Availability of the waiver is subject to completion of steps necessary to implement the purchase program.


Class B Shares -- Contingent Deferred Sales Charges

Contingent Deferred Sales Charges

      The public offering price of Class B shares is the net asset value per share next determined after the purchase order is duly received, as defined herein. No sales charge is imposed at the time of purchase; thus the full amount of the investor's purchase payment will be invested in the Fund. However, a contingent deferred sales charge may be imposed upon redemptions of Class B shares as described below.

      The Distributor will pay dealers at the time of sale a 4% commission for selling Class B shares. The proceeds of the contingent deferred sales charge and the distribution fee are used to offset distribution expenses and thereby permit the sale of Class B shares without an initial sales charge.


      Class B shares that are redeemed within a five-year period after their purchase will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents (1) capital appreciation of Fund assets or (2) reinvestment of dividends or capital gains distributions. The amount of any applicable contingent deferred sales charge will be calculated by multiplying the net asset value of such shares at the time of redemption or at the time of purchase, whichever is lower, by the applicable percentage shown in the table below:

                                           Contingent
                                            Deferred
                                          Sales Charge
                                       As A Percentage Of
                                         Net Asset Value
Redemption During                         At Redemption

1st Year Since Purchase                        5%
2nd Year Since Purchase                        4%
3rd Year Since Purchase                        3%
4th Year Since Purchase                        3%
5th Year Since Purchase                        2%
6th Year Since Purchase
  and Thereafter                              None

      In determining the applicability and rate of any contingent deferred sales charge, it will be assumed that a redemption of Class B shares is made first of those shares having the greatest capital appreciation, next of shares representing reinvestment of dividends and capital gains distributions and finally of remaining shares held by the shareholder for the longest period of time. The holding period for purposes of applying a contingent deferred sales charge on Class B shares of the Fund acquired through an exchange from another Eligible Fund will be measured from the date that such shares were initially acquired in the other Eligible Funds, and Class B shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in such other Eligible Fund. These determinations will result in any contingent deferred sales charge being imposed at the lowest possible rate. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to the Distributor.

Contingent Deferred Sales Charge Waivers

      The contingent deferred sales charge does not apply to exchanges, or to redemptions under a systematic withdrawal plan which meets certain conditions. In addition, the contingent deferred sales charge will be waived for: (i) redemptions made within one year of the death or total disability, as defined by the Social Security Administration, of all shareholders of an account; (ii) redemptions made after attainment of a specific age in an amount which represents the minimum distribution required at such age under Section 401(a)(9) of the Internal Revenue Code for retirement accounts or plans (e.g., age 70 1/2 for IRAs and Section 403(b) plans), calculated solely on the basis of assets invested in the Fund or other Eligible Funds; and (iii) a redemption resulting from a tax-free return of an excess contribution to an IRA. (The foregoing waivers do not apply to a tax-free rollover or transfer of assets out of the Fund.) The Fund may modify or terminate the waivers described above at any time; for example, the Fund may limit the application of multiple waivers and establish other conditions for employee benefit plans.


Conversion of Class B Shares to Class A Shares

      A shareholder's Class B shares, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class A shares of the Fund at the end of eight years following the issuance of such Class B shares; consequently, they will no longer be subject to the higher expenses borne by Class B shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class A shares than the Class B shares so converted. As noted above, holding periods for Class B shares received in exchange for Class B shares of other Eligible Funds will be counted toward the eight-year period.


Class C Shares -- Institutional; No Sales Charge

      The purchase price of a Class C share of the Fund is the Fund's per share net asset value next determined after the purchase order is duly received, as defined herein. No sales charge is imposed at the time of purchase or redemption. The Fund will receive the full amount of the investor's purchase payment.

      In general, Class C shares are only available for new investments by certain large institutions, and employee benefit plans which acquire shares through programs or products sponsored by Metropolitan Life Insurance Company ("Metropolitan") and/or its affiliates, for which Class C shares have been designated. Information on the availability of Class C shares and further conditions and limitations is available from the Distributor.

      Class C shares may be issued directly or through exchanges to those shareholders of the Fund or other Eligible Funds who previously held shares not subject to any future sales charge or service fees or distribution fees. Class C shares may be also issued in connection with mergers and acquisitions involving the Fund.


Class D Shares -- Spread Sales Charges


      The purchase price of a Class D share of the Fund is the Fund's per share net asset value next determined after the purchase order is duly received, as defined herein. No sales charge is imposed at the time of purchase; thus the full amount of the investor's purchase payment will be invested in the Fund. Class D shares are subject to a 1% contingent deferred sales charge on any portion of the purchase redeemed within one year of the sale. The contingent deferred sales charge will be 1% of the lesser of the net asset value of the shares at the time of purchase or at the time of redemption. The Distributor pays dealers a 1% commission for selling Class D shares at the time of purchase. The proceeds of the contingent deferred sales charge and the distribution fee are used to offset distribution expenses and thereby permit the sale of Class D shares without an initial sales charge.


      Class D shares that are redeemed within one year after purchase will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents (1) capital appreciation of Fund assets or (2) reinvestment of dividends or capital gains distributions. In addition, the contingent deferred sales charge will be waived for certain other redemptions as described under "Contingent Deferred Sales Charge Waivers" above (as otherwise applicable to Class B shares). For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to the Distributor.


Net Asset Value

      The Fund's per share net asset values are determined Monday through Friday as of the close of the New York Stock Exchange (the "NYSE") exclusive of days on which the NYSE is closed. The NYSE ordinarily closes at 4 P.M. New York City time. Assets held by the Fund are valued at the last reported sale price as of the close of business on the valuation date, except that securities and assets for which market quotations are not readily available are valued as determined in good faith by or under the authority of the Trustees of the Trust. In determining the value of certain assets for which market quotations are not readily available, the Fund may use one or more pricing services. The pricing services utilize information with respect to market transactions, quotations from dealers and various relationships among securities in determining value and may provide prices determined as of times prior to the close of the NYSE. The Trustees have authorized the use of the amortized cost method to value short-term debt instruments issued with a maturity of one year or less that have a remaining maturity of 60 days or less when the value obtained is fair value. Further information with respect to the valuation of the Fund's assets is included in the Statement of Additional Information.


Distribution Plan

      The Fund has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Distribution Plan") in accordance with the regulations under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the provisions of the Distribution Plan, the Fund makes payments to the Distributor based on an annual percentage of the average daily value of the net assets of each class of shares as follows:

    Class          Service Fee          Distribution Fee

      A             0.25%                     None
      B             0.25%                     0.75%
      C              None                     None
      D             0.25%                     0.75%


      Some or all of the service fees are used to pay or reimburse dealers (including dealers that are affiliates of the Distributor) or others for personal services and/or the maintenance or servicing of shareholder accounts. A portion of any initial commission paid to dealers for the sale of shares of the Fund represents payment for personal services and/or the maintenance of shareholder accounts by such dealers. Dealers who have sold Class A shares are eligible for further reimbursement commencing as of the time of such sale. Dealers who have sold Class B and Class D shares are eligible for further reimbursement after the first year during which such shares have been held of record by such dealer as nominee for its clients (or by such clients directly). Any service fees received by the Distributor and not allocated to dealers may be applied by the Distributor in reduction of expenses incurred by it directly for personal services and the maintenance or servicing of shareholder accounts.

      The distribution fees are used primarily to offset initial and ongoing commissions paid to dealers for selling such shares. Any distribution fees received by the Distributor and not allocated to dealers may be applied by the Distributor in connection with sales or marketing efforts, including special promotional fees and cash and noncash incentives based upon sales by dealers.


      The Distributor provides distribution services on behalf of other funds having distribution plans and receives similar payments from, and incurs similar expenses on behalf of, such other funds. When expenses of the Distributor cannot be identified as relating to a specific fund, the Distributor allocates expenses among the funds in a manner deemed fair and equitable to each fund.

      Commissions and other cash and noncash incentives and payments to dealers, to the extent payable out of the general profits, revenues or other sources of the Distributor (including the advisory fees paid by the Fund), have also been authorized pursuant to the Distribution Plan.

      A rule of the National Association of Securities Dealers, Inc. ("NASD") limits the annual expenditures which the Fund may incur under the Distribution Plan to 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount which the Fund may pay for such distribution costs to 6.25% of gross share sales of a class since the inception of any asset-based sales charge plus interest at the prime rate plus 1% on unpaid amounts thereof (less any contingent deferred sales charges). Such limitation does not apply to shareholder service fees. Payments to the Distributor or to dealers funded under the Distribution Plan may be discontinued at any time by the Trustees of the Trust.


Redemption of Shares

      Shareholders may redeem all or any portion of their accounts on any day the NYSE is open for business. Redemptions will be effective at the applicable net asset value per share next determined (see "Purchase of Shares -- Net Asset Value" herein) after receipt of the redemption request, in accordance with the requirements described below, by Shareholder Services and delivery of the request by Shareholder Services to the Transfer Agent. To allow time for the clearance of checks used for the purchase of any shares which are tendered for redemption shortly after purchase, the remittance of the redemption proceeds for such shares could be delayed for 15 days or more after the purchase. Shareholders who anticipate a potential need for immediate access to their investments should, therefore, purchase shares by wire. Except as noted, redemption proceeds from the Fund are normally remitted within seven days after receipt of the redemption request by the Fund and any necessary documents in good order.

Methods of Redemption

Request By Mail

      A shareholder may request redemption of shares, with proceeds to be mailed to the shareholder or wired to a predesignated bank account (see "Proceeds By Wire" below), by sending to State Street Research Shareholder Services, P.O. Box 8408, Boston, Massachusetts 02266-8408: (1) a written request for redemption signed by the registered owner(s) of the shares, exactly as the account is registered; (2) an endorsed stock power in good order with respect to the shares or, if issued, the share certificates for the shares endorsed for transfer or accompanied by an endorsed stock power; (3) any required signature guarantees (see "Redemption of Shares -- Signature Guarantees" below); and (4) any additional documents which may be required for redemption in the case of corporations, trustees, etc., such as certified copies of corporate resolutions, governing instruments, powers of attorney, and the like. The Transfer Agent will not process requests for redemption until it has received all necessary documents in good order. A shareholder will be notified promptly if a redemption request cannot be accepted. Shareholders having any questions about the requirements for redemption should call Shareholder Services toll-free at 1-800-562-0032.


Request By Telephone

      Shareholders may request redemption by telephone with proceeds to be transmitted by check or by wire (see "Proceeds By Wire" below). A shareholder can request a redemption for $50,000 or less to be transmitted by check. Such check for the proceeds will be made payable to the shareholder of record and will be mailed to the address of record. There is no fee for this service. It is not available for shares held in certificate form or if the address of record has been changed within 30 days of the redemption request. The Fund may revoke or suspend the telephone redemption privilege at any time and without notice. See "Shareholder Services -- Telephone Services" for a discussion of the conditions and risks associated with Telephone Privileges.

Request by Check (Class A Shares Only)

      Shareholders of Class A shares of the Fund may redeem shares by checks drawn on State Street Bank and Trust Company. Checks may be made payable to the order of any person or organization designated by the shareholder and must be for amounts of at least $500 but not more than $100,000. Shareholders will continue to earn dividends on the shares to be redeemed until the check clears. There is no charge associated with redemption of shares by check. Checkbooks are supplied for a $2 fee. Checks will be sent only to the registered owner at the address of record. A $10 fee will be charged against an account in the event a redemption check is presented for payment and not honored pursuant to the terms and conditions established by State Street Bank and Trust Company.

      Shareholders can request the checkwriting privilege by completing the signature card which is part of the Application. In order to arrange for redemption-by-check after an account has been opened, a revised Application with signature card and signatures guaranteed must be sent to Shareholder Services. Cancelled checks will be returned to shareholders at the end of each month.

      The redemption-by-check service is subject to State Street Bank and Trust Company's rules and regulations applicable to checking accounts (as amended from time to time), and is governed by the Massachusetts Uniform Commercial Code. All notices with respect to checks drawn on State Street Bank and Trust Company must be given to State Street Bank and Trust Company. Stop payment instructions with respect to checks must be given to State Street Bank and Trust Company by calling 1-617-985-8543. Shareholders may not close out an account by check.

Proceeds By Wire

      Upon a shareholder's written request or by telephone if the shareholder has Telephone Privileges (see "Shareholder Services -- Telephone Services" herein), the Trust's custodian will wire redemption proceeds to the shareholder's predesignated bank account. To make the request, the shareholder should call 1-800-521-6548 prior to 4 P.M. Boston time. A $7.50 charge against the shareholder's account will be imposed for each wire redemption. This charge is subject to change without notice. The shareholder's bank may also impose a charge for receiving wires of redemption proceeds. The minimum redemption by wire is $5,000.


Request to Dealer to Repurchase

      For the convenience of shareholders, the Fund has authorized the Distributor as its agent to accept orders from dealers by wire or telephone for the repurchase of shares by the Distributor from the dealer. The Fund may revoke or suspend this authorization at any time. The repurchase price is the net asset value for the applicable shares next determined following the time at which the shares are offered for repurchase by the dealer to the Distributor. The dealer is responsible for promptly transmitting a shareholder's order to the Distributor. Payment of the repurchase proceeds is made to the dealer who placed the order promptly upon delivery of certificates for shares in proper form for transfer or, for Open Accounts, upon the receipt of a stock power with signatures guaranteed as described below, and, if required, any supporting documents. Neither the Fund nor the Distributor imposes any charge upon such a repurchase. However, a dealer may impose a charge as agent for a shareholder in the repurchase of his or her shares. The Fund has reserved the right to change, modify or terminate the services described above at any time.

Additional Information

      Because of the relatively high cost of maintaining small shareholder accounts, the Fund reserves the right to involuntarily redeem at its option any shareholder account which remains below $1,500 for a period of 60 days after notice is mailed to the applicable shareholder, or to impose a maintenance fee on such account after 60 days' notice. Such involuntary redemptions will be subject to applicable sales charges, if any. The Fund may increase such minimum account value above such amount in the future after notice to affected shareholders. Involuntarily redeemed shares will be priced at the net asset value on the date fixed for redemption by the Fund, and the proceeds of the redemption will be mailed promptly to the affected shareholder at the address of record. Currently, the maintenance fee is $18 annually, which is paid to the Transfer Agent. The fee does not apply to certain retirement accounts or if the shareholder has more than an aggregate $50,000 invested in the Fund and other Eligible Funds combined. Imposition of a maintenance fee on a small account could, over time, exhaust the assets of such account.

      To cover the cost of additional compliance administration, a $20 fee will be charged against any shareholder account that has been determined to be subject to escheat under applicable state laws.

      The Fund may not suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted;
(2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) during such other periods as the Securities and Exchange Commission may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided under "Redemption of Shares" herein.

Signature Guarantees

      To protect shareholder accounts, the Transfer Agent, the Fund, the Investment Manager and the Distributor from possible fraud, signature guarantees are required for certain redemptions. Signature guarantees help the Transfer Agent determine that the person who has authorized a redemption from the account is, in fact, the shareholder. Signature guarantees are required for, among other things: (1) written requests for redemptions for more than $50,000;
(2) written requests for redemptions for any amount if the proceeds are transmitted to other than the current address of record (unchanged in the past 30 days); (3) written requests for redemptions for any amount submitted by corporations and certain fiduciaries and other intermediaries; (4) requests to transfer the registration of shares to another owner; and (5) authorizations to establish the checkwriting privilege. Signatures must be guaranteed by a bank, a member firm of a national stock exchange, or other eligible guarantor institution. The Transfer Agent will not accept guarantees (or notarizations) from notaries public. The above requirements may be waived in certain instances. Please contact Shareholder Services at 1-800-562-0032 for specific requirements relating to your account.

Shareholder Services

The Open Account System

      Under the Open Account System full and fractional shares of the Fund owned by shareholders are credited to their accounts by the Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Certificates representing shares will not be issued. Shareholders will receive periodic statements of transactions in their accounts.

      The Fund's Open Account System provides the following options:

      1. Additional purchases of shares of the Fund may be made through dealers, by wire or by mailing a check, payable to the Fund, to Shareholder Services under the terms set forth above under "Purchase of Shares."

      2. The following methods of receiving dividends from investment income and distributions from capital gains are available:

            (a) All income dividends and capital gains distributions reinvested in additional shares of the Fund.

            (b) All income dividends in cash; all capital gains distributions reinvested in additional shares of the Fund.

            (c) All income dividends and capital gains distributions in cash.

            (d) All income dividends and capital gains distributions invested in any one available Eligible Fund designated by the shareholder as described below. See "Dividend Allocation Plan" herein.

      Dividend and distribution selections should be made on the Application accompanying the initial investment. If no selection is indicated on the Application, the account will automatically be coded for reinvestment of all dividends and distributions in additional shares of the same class of the Fund. Selections may be changed at any time by telephone or written notice to Shareholder Services. Dividends and distributions are reinvested at net asset value without a sales charge.


Exchange Privilege

      Shareholders of the Fund may exchange their shares for available shares with corresponding characteristics of any of the other Eligible Funds at any time on the basis of the relative net asset values of the respective shares to be exchanged, subject to compliance with applicable securities laws. Shareholders of any other Eligible Fund may similarly exchange their shares for Fund shares with corresponding characteristics. Prior to making an exchange, shareholders should obtain the Prospectus of the Eligible Fund into which they are exchanging. Under the Direct Program, subject to certain conditions, shareholders may make arrangements for regular exchanges from the Fund into other Eligible Funds. To effect an exchange, Class A, Class B and Class D shares may be redeemed without the payment of any contingent deferred sales charge that might otherwise be due upon an ordinary redemption of such shares. The State Street Research Money Market Fund issues Class E shares which are sold without any sales charge. Exchanges of State Street Research Money Market Fund Class E shares into Class A shares of the Fund or any other Eligible Fund are subject to the initial sales charge or contingent deferred sales charge applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid directly or indirectly with respect to the shares redeemed. For purposes of computing the contingent deferred sales charge that may be payable upon disposition of the acquired Class A, Class B and Class D shares, the holding period of the redeemed shares is "tacked" to the holding period of the acquired shares. The period any Class E shares are held is not tacked to the holding period of any acquired shares. No exchange transaction fee is currently imposed on any exchange.

      Shares of the Fund may also be acquired or redeemed in exchange for shares of the Summit Cash Reserves Fund ("Summit Cash Reserves") by customers of Merrill Lynch, Pierce, Fenner & Smith Incorporated (subject to completion of steps necessary to implement the program). The Fund and Summit Cash Reserves are related mutual funds for purposes of investment and investor services. Upon the acquisition of shares of Summit Cash Reserves by exchange for redeemed shares of the Fund, (a) no sales charge is imposed by Summit Cash Reserves, (b) no contingent deferred sales charge is imposed by the Fund on the Fund shares redeemed, and (c) any applicable holding period of the Fund shares redeemed is "tolled," that is, the holding period clock stops running pending further transactions. Upon the acquisition of shares of the Fund by exchange for redeemed shares of Summit Cash Reserves, (a) the acquisition of Class A shares shall be subject to the initial sales charges or contingent deferred sales charges applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid indirectly, and (b) the acquisition of Class B or Class D shares of the Fund shall restart any holding period previously tolled, or shall be subject to the contingent deferred sales charge applicable to an initial investment in such shares.


      For the convenience of its shareholders who have Telephone Privileges, the Fund permits exchanges by telephone request from either the shareholder or the shareholder's dealer. Shares may be exchanged by telephone provided that the registration of the two accounts is the same. The toll-free number for exchanges is 1-800-562-0032. See "Telephone Services" herein for a discussion of conditions and risks associated with Telephone Privileges.


      The exchange privilege may be exercised only in those states where shares of the relevant other Eligible Fund may legally be sold. For tax purposes, each exchange actually represents the sale of shares of one fund and the purchase of shares of another. Accordingly, exchanges may produce a capital gain or loss for tax purposes. The exchange privilege may be terminated or suspended or its terms changed at any time, subject, if required under applicable regulations, to 60 days' prior notice. New accounts established for investments upon exchange from an existing account in another fund will have the same Telephone Privileges as the existing account, unless Shareholder Services is instructed otherwise. Related administrative policies and procedures may also be adopted with regard to a series of exchanges, street name accounts, sponsored arrangements and other matters.

      The exchange privilege is not designed for use in connection with short-term trading or "market timing" strategies. To protect the interests of shareholders, the Fund reserves the right to temporarily or permanently terminate the exchange privilege for any person who makes more than six exchanges out of or into the Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, may be aggregated for purposes of the six exchange limit. Notwithstanding the six exchange limit, the Fund reserves the right to refuse exchanges by any person or group if, in the Investment Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a market timing strategy may be disruptive to the Fund. The Fund may impose these restrictions at any time.

The exchange limit may be modified for accounts in certain institutional retirement plans because of plan exchange limits, Department of Labor regulations or administrative and other considerations. Subject to the foregoing, if an exchange request in good order is received by Shareholder Services and delivered by Shareholder Services to the Transfer Agent by 12 noon Boston time on any business day, the exchange usually will occur that day. Consult Shareholder Services before requesting an exchange or for further information.


Reinvestment Privilege

      A shareholder of the Fund who has redeemed shares or had shares repurchased at his or her request may reinvest all or any portion of the proceeds (plus that amount necessary to acquire a fractional share to round off his or her reinvestment to full shares) in shares, of the same class as the shares redeemed, of the Fund or any other Eligible Fund at net asset value and without subjecting the reinvestment to an initial sales charge, provided such reinvestment is made within 120 calendar days after a redemption or repurchase. Upon such reinvestment, the shareholder will be credited with any contingent deferred sales charge previously charged with respect to the amount reinvested. The redemption of shares is, for federal income tax purposes, a sale on which the shareholder may realize a gain or loss. If a redemption at a loss is followed by a reinvestment within 30 days, the transaction may be a "wash sale" resulting in a denial of the loss for federal income tax purposes.

      Any reinvestment pursuant to the reinvestment privilege will be subject to any applicable minimum account standards imposed by the fund into which the reinvestment is made. Shares are sold to a reinvesting shareholder at the net asset value thereof next determined following timely receipt by Shareholder Services of such shareholder's written purchase request and delivery of the request by Shareholder Services to the Transfer Agent. A shareholder may exercise this reinvestment privilege only once per 12-month period with respect to his or her shares of the Fund. No charge is imposed by the Fund for such reinvestments; however, dealers may charge fees in connection with the reinvestment privilege. The reinvestment privilege may be exercised with respect to an Eligible Fund only in those states where shares of the relevant other Eligible Fund may legally be sold.


Investment Plans


      The Investamatic Program is available to Class A, Class B and Class D shareholders. Under this Program, shareholders may make regular investments by authorizing withdrawals from their bank accounts each month or quarter on the Application available from Shareholder Services.

      The Distributor also offers IRAs and retirement plans, including prototype and other employee benefit plans for employees, sole proprietors, partnerships and corporations. Details of these investment plans and their availability may be obtained from securities dealers or from Shareholder Services.

Systematic Withdrawal Plan

      A shareholder who owns noncertificated Class A or Class C shares with a value of $5,000 or more, or Class B or Class D shares with a value of $10,000 or more, may elect, by participating in the Fund's Systematic Withdrawal Plan, to have periodic checks issued for specified amounts. These amounts may not be less than certain minimums, depending on the class of shares held. The Plan provides that all income dividends and capital gains distributions of the Fund shall be credited to participating shareholders in additional shares of the Fund. Thus, the withdrawal amounts paid can only be realized by redeeming shares of the Fund under the Plan. To the extent such amounts paid exceed dividends and distributions from the Fund, a shareholder's investment will decrease and may eventually be exhausted.

      In the case of shares otherwise subject to contingent deferred sales charges, no such charges will be imposed on withdrawals of up to 8% annually of either (a) the value, at the time the Plan is initiated, of the shares then in the account or (b) the value, at the time of a withdrawal, of the same number of shares as in the account when the Plan was initiated, whichever is higher.

      Expenses of the Plan are borne by the Fund. A participating shareholder may withdraw from the Plan and the Fund may terminate the Plan at any time on written notice. Purchase of additional shares while a shareholder is receiving payments under a Plan is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not participate in the Investamatic Check Program and the Systematic Withdrawal Plan at the same time.

Dividend Allocation Plan


      The Dividend Allocation Plan allows shareholders to elect to have all of their dividends and any other distributions from the Fund or any Eligible Fund automatically invested at net asset value in one other such Eligible Fund designated by the shareholder, provided the account into which the dividends and distributions are directed is initially funded with the requisite minimum amount. The number of shares purchased will be determined as of the dividend payment date. The Dividend Allocation Plan is subject to state securities law requirements, to suspension at any time, and to such policies, limitations and restrictions, as, for instance, may be applicable to street name or master accounts, that may be adopted from time to time.

Automatic Bank Connection

      A shareholder may elect, by participating in the Fund's Automatic Bank Connection ("ABC"), to have dividends and other distributions, including Systematic Withdrawal Plan payments, automatically deposited in the shareholder's bank account by electronic funds transfer. Some contingent deferred sales charges may apply. See "Systematic Withdrawal Plan" herein.

Reports

      Reports for the Fund will be sent to shareholders of record at least semiannually. These reports will include a list of the securities owned by the Fund as well as the Fund's financial statements.

Telephone Services

      The following telephone privileges ("Telephone Privileges") can be used:

      (1) the privilege allowing the shareholder to make telephone redemptions for amounts up to $50,000 to be mailed to the shareholder's address of record is available automatically;

      (2) the privilege allowing the shareholder or his or her dealer to make telephone exchanges is available automatically;


      (3) the privilege allowing the shareholder to make telephone redemptions for amounts over $5,000, to be remitted by wire to the shareholder's predesignated bank account, is available by election on the Application accompanying this Prospectus. A current shareholder who did not previously request such telephone wire privilege on his or her original Application may request the privilege by completing a Telephone Redemption-by-Wire Form which may be obtained by calling 1-800-562-0032. The Telephone Redemption-by-Wire form requires a signature guarantee; and

      (4) the privilege allowing the shareholder to make telephone purchases or redemptions, transmitted via the Automated Clearing House system, into or from the shareholder's predesignated bank account, is available upon completion of the requisite initial documentation. For details and forms, call 1-800-562-0032. The documentation requires a signature guarantee.

      A shareholder may decline the automatic Telephone Privileges set forth in
(1) and (2) above by so indicating on the Application accompanying this Prospectus.

      A shareholder may discontinue any Telephone Privilege at any time by advising Shareholder Services that the shareholder wishes to discontinue the use of such privileges in the future.

      Unless such Telephone Privileges are declined, a shareholder is deemed to authorize Shareholder Services and the Transfer Agent to: (1) act upon the telephone instructions of any person purporting to be the shareholder to redeem, or purporting to be the shareholder or the shareholder's dealer to exchange, shares from any account; and (2) honor any written instructions for a change of address regardless of whether such request is accompanied by a signature guarantee. All telephone calls will be recorded. None of the Fund, the other Eligible Funds, the Transfer Agent, the Investment Manager or the Distributor will be liable for any loss, expense or cost arising out of any request, including any fraudulent or unauthorized requests. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. Reasonable procedures must be followed to confirm that instructions communicated by telephone are genuine. The shareholder will not be liable for any losses due to unauthorized or fraudulent instructions if such procedures are not followed.


      Shareholders may redeem or exchange shares by calling toll-free 1-800-562-0032. Although it is unlikely, during periods of extraordinary market conditions, a shareholder may have difficulty in reaching Shareholder Services at such telephone number. In that event, the shareholder should contact Shareholder Services at 1-800-562-0032 or otherwise at its main office at One Financial Center, Boston, Massachusetts 02111-2690.



Shareholder Account Inquiries:
  Please call 1-800-562-0032

      Call this number for assistance in answering general questions on your account, including account balance, available shareholder services, statement information and performance of the Fund. Account inquiries may also be made in writing to State Street Research Shareholder Services, P.O. Box 8408, Boston, Massachusetts 02266-8408. A fee of up to $10 will be charged against an account for providing additional account transcripts or photocopies of paid redemption checks or for researching records in response to special requests.



Shareholder Telephone Transactions:
  Please call 1-800-562-0032

      Call this number for assistance in purchasing shares by wire and for telephone redemptions or telephone exchange transactions. For more information and/or requisite authorization forms for telephone redemption and exchange privileges call 1-800-562-0032. Shareholder Services will require some form of personal identification prior to acting upon instructions received by telephone. Written confirmation of each transaction will be provided.


The Fund and its Shares


      The Fund was organized in August, 1996 as an additional series of State Street Research Securities Trust (a Massachusetts business trust. The Trustees have authorized shares of the Fund to be issued in four classes: Class A, Class B, Class C and Class D. The Trust is registered with the Securities and Exchange Commission under the 1940 Act, as an open-end management investment company. The fiscal year end of the Fund is April 30.


      Subject to a number of conditions, including the granting of an exemptive order from the Securities and Exchange commission and/or possible changes in applicable laws and regulatory policy, the Fund may choose to become a fund of funds, that is, a mutual fund which invests in other mutual funds. For example, the Fund could invest in an affiliated fund that invests primarily in U.S. Government securities, a second affiliated fund that invests primarily in high yield, high risk securities, and a third fund that invests in international debt. Such an arrangement could offer advantages to the Fund through more efficient operations and portfolio diversification.

      Except for those differences between the classes of shares described below and elsewhere in the Prospectus, each share of the Fund has equal dividend, redemption and liquidation rights with other shares of the Fund and when issued is fully paid and nonassessable. In the future, certain classes may be redesignated, for administrative purposes only, to conform to standard class designations and common usage of terms which may develop in the mutual fund industry. For example, Class C shares may be redesignated as Class Y shares and Class D shares may be redesignated as Class C shares. Any redesignation would not affect any substantive rights respecting the shares.

      Each share of each class of shares represents an identical legal interest in the same portfolio of investments of the Fund, has the same rights and is identical in all respects, except that Class A, Class B and Class D shares bear the expenses of the deferred sales arrangement and any expenses (including the higher service and distribution fees) resulting from such sales arrangement, and certain other incremental expenses related to a class. Each class will have exclusive voting rights with respect to provisions of the Rule 12b-1 distribution plan pursuant to which the service and distribution fees, if any, are paid. Although the legal rights of holders of each class of shares are identical, it is likely that the different expenses borne by each class will result in different net asset values and dividends. The different classes of shares of the Fund also have different exchange privileges.

      The rights of holders of shares may be modified by the Trustees at any time, so long as such modifications do not have a material adverse effect on the rights of any shareholder. The Trustees may reorganize, merge or liquidate the Fund without prior shareholder approval and subject to compliance with applicable law. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value thereof. Under the Master Trust Agreement of the Trust, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the 1940 Act or other reasons.

      Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification for all losses and expenses of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Investment Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.


As of December 31, 1996, the Investment Manager, the Distributor and/or Metropolitan, their indirect parent, were the beneficial owners in the aggregate of 81.8% and 97.9% of the outstanding Class A and Class C shares of the Fund, respectively, and may be deemed to be in control of such classes as "control" is defined in the 1940 Act. So long as 25% of a class of shares is so owned, such owners will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders, such as any Distribution Plan for a given class.


Management of the Fund

      Under the provisions of the Master Trust Agreement and the laws of Massachusetts, responsibility for the management and supervision of the Fund rests with the Trustees. The Fund's investment manager is State Street Research & Management Company. The Investment Manager is charged with the overall responsibility for managing the investments and business affairs of the Fund, subject to the authority of the Board of Trustees.

      The Investment Manager was founded by Paul Cabot, Richard Saltonstall and Richard Paine to serve as investment adviser to one of the nation's first mutual funds, presently known as State Street Research Investment Trust, which they had formed in 1924. Their investment management philosophy, which continues to this day, emphasized comprehensive fundamental research and analysis, including meetings with the management of companies under consideration for investment. The Investment Manager's portfolio management group has extensive investment industry experience managing equity and debt securities. In managing debt securities for a portfolio, the Investment Manager may consider yield curve positioning, sector rotation and duration, among other factors.

      The Investment Manager and the Distributor are indirect wholly-owned subsidiaries of Metropolitan, and both are located at One Financial Center, Boston, Massachusetts 02111-2690.


      Under its Advisory Agreement with the Trust, the Investment Manager receives a monthly investment advisory fee equal to 0.75% (on an annual basis) of the average daily value of the net assets of the Fund. The Fund bears all costs of its operation other than those incurred by the Investment Manager under the Advisory Agreement. In particular, the Fund pays, among other expenses, investment advisory fees, certain distribution expenses under the Fund's Distribution Plan and the compensation and expenses of the Trustees who are not otherwise currently affiliated with the Investment Manager or any of its affiliates. The Fund also incurs expenses payable to various states in connection with the offer and sale of the Fund's shares, and expenses for legal, custodian and transfer agent services, among other costs. Under the Advisory Agreement, the Investment Manager provides the Fund with office space, facilities and personnel. The Investment Manager compensates Trustees of the Trust if such persons are employees or affiliates of the Investment Manager or its affiliates.



      John H. Kallis is primarily responsible for the day-to-day management of the Fund's portfolio. He has managed the Fund since inception. Mr. Kallis has investment discretion over the entire portfolio of the Fund, makes investment decisions as to specific securities holdings, allocates and from time to time adjusts such allocations of investments among different sectors, and delegates responsibility for defined portions of the portfolio to others. Mr. Kallis manages the U.S. government securities sector of the Fund. His principal occupation currently is Senior Vice President of State Street Research & Management Company. During the past five years he has also served as portfolio manager for State Street Research & Management Company. Mr. Bartlett R. Geer has managed the high yield, high risk securities sector of the Fund since inception. Mr. Geer's principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years, he has also served as Vice President of State Street Research & Management Company. Ms. Elizabeth M. Westvold has managed the international debt sector of the Fund since inception. Ms. Westvold's principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years, she has also served as Vice President and as a securities analyst for State Street Research & Management Company.


      Subject to the policy of seeking best overall price and execution, sales of shares of the Fund may be considered by the Investment Manager in the selection of broker or dealer firms for the Fund's portfolio transactions.

      The Investment Manager has a Code of Ethics governing personal securities transactions of certain of its employees; see the Statement of Additional Information.


Dividends and Distributions; Taxes

      The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, although it cannot give complete assurance that it will do so. As long as it so qualifies and satisfies certain distribution requirements, it will not be subject to federal income taxes on its income (including capital gains, if any) distributed to its shareholders. Consequently, the Fund intends to distribute annually to its shareholders substantially all of its net investment income and any capital gain net income (capital gains net of capital losses).

      Dividends from net investment income will be declared daily during each calendar month and paid monthly; distributions of long-term and short-term capital gain net income will generally be made on an annual basis (or as otherwise required for compliance with applicable tax regulations), except to the extent that net short-term gains, if any, are included in the monthly income dividends for the purpose of stabilizing, to the extent possible, the amount of net monthly distributions as described below. Both dividends from net investment income and distributions of capital gain net income will be paid to shareholders in additional shares of the Fund at net asset value, except in the case of shareholders who elect a different available distribution method.

      The Fund will provide its shareholders of record with annual information on a timely basis concerning the federal tax status of dividends and distributions during the preceding calendar year.

      The Fund has adopted distribution procedures which differ from those which have been customary for investment companies in general The Fund will declare a dividend each day in an amount based on monthly projections of its future net investment income and will pay such dividends monthly as described above. Consequently, the amount of each daily dividend may differ from actual net investment income as determined under generally accepted accounting principles. The purpose of these distribution procedures is to attempt to eliminate, to the extent possible, fluctuations in the level of monthly dividend payments that might result if the Fund declared dividends in the exact amount of its daily net investment income.

      Each daily dividend is payable to shareholders of record at the time of its declaration (for this purpose, including only holders of shares purchased for which payment has been received by the Transfer Agent and excluding holders of shares redeemed on that day).

      Although not contemplated, it is possible that total distributions in a year could exceed the total of the Fund's current and accumulated earnings and profits as calculated for federal income tax purposes, because of technical tax and accounting considerations and the distribution procedures described above, among other reasons. This excess would first be treated as a "return of capital" for federal income tax purposes and would reduce by its amount the shareholder's cost or other basis in his or her shares. After the shareholder's cost or other basis is reduced to zero, which is highly unlikely, the distribution will be treated as gain from the sale of Fund shares.

      Dividends paid by the Fund from taxable net investment income and distributions of net short-term capital gains, whether they are paid in cash or reinvested in additional shares, will be taxable for federal income tax purposes to shareholders as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) which are designated as capital gains distributions, whether paid in cash or reinvested in additional shares, will be taxable for federal income tax purposes to shareholders as long-term capital gains, regardless of how long shareholders have held their shares. If shares of the Fund which are sold at a loss have been held six months or less, the loss will be considered as a long-term capital loss to the extent of any capital gains distributions received.

      Dividends and other distributions and proceeds of redemptions of Fund shares paid to individuals and other nonexempt payees will be subject to a 31% federal backup withholding tax if the Transfer Agent is not provided with the shareholder's correct taxpayer identification number and certification that the shareholder is not subject to such backup withholding.

      The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, prospective shareholders are urged to consult their own tax advisers regarding tax matters, including state and local tax consequences.

Calculation of Performance Data


      From time to time, in advertisements or in communications to shareholders or prospective investors, the Fund may compare the performance of its Class A, Class B, Class C and Class D shares to that of other mutual funds with similar investment objectives, to certificates of deposit and/or to other financial alternatives. In addition, the Fund may state its weighted average portfolio quality. The Fund may also compare its performance to appropriate indices such as Lehman Brothers Non-U.S. Dollar Aggregate Bond Index, First Boston High Yield Bond Index, Salomon Brothers World Government Bond Index, Merrill Lynch Domestic Master Bond Index, Merrill Lynch Global Bond Index, Merrill Lynch High Yield Master Index, Standard & Poor's 500 Stock Index (the "S&P 500"), Consumer Price Index and Dow Jones Industrial Average and/or to appropriate rankings and averages, such as the Lipper Multisector Income Funds average, compiled by Lipper Analytical Services, Inc., or to those compiled by Morningstar, Inc., Money Magazine, Business Week, Forbes Magazine, the Wall Street Journal and Investor's Daily.


      Total return is computed separately for each class of shares of the Fund. The average annual total return ("standard total return") for shares of the Fund is computed by determining the average annual compounded rate of return for a designated historical period as applied to a hypothetical $1,000 initial investment, which is redeemed in total at the end of such period. In making the calculation, all dividends and distributions are assumed to be reinvested, and all recurring expenses, including management and distribution fees, are recognized. The calculation also reflects the maximum initial or contingent deferred sales charge, determined as of the assumed date of initial investment or the assumed date of redemption, as the case may be. Standard total return will be calculated for the periods specified in applicable regulations and may be accompanied by nonstandard total return information for differing periods computed in the same manner with or without annualizing the total return or taking sales charges into account. During the first year of operations, the Fund may also advertise its aggregate total return without annualization.



      The Fund's yield is computed separately for each class of shares by dividing the net investment income, after recognition of all recurring charges, per share earned during the most recent month or other specified 30-day period by the applicable maximum offering price per share on the last day of such period an annualizing the result. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation in the Fund's portfolio, and all recurring charges are recognized.

      The standard total returns and yield results take sales charges into account, if applicable, but do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $7.50 fee for remittance of redemption proceeds by wire. Where sales charges are not taken into account in the calculation of nonstandard total return, the results will be increased. Any voluntary waiver of management fees or assumption of expenses by the Fund's affiliates will also increase performance results.

      The Fund's distribution rate is calculated separately for each class of shares by annualizing the latest distribution and dividing the result by the maximum offering price per share as of the end of the period to which the distribution relates. The distribution rate is not computed in the same manner as the above described yield, and therefore can be significantly different from it. In its supplemental sales literature, the Fund may quote its distribution rate together with the above described standard total return and yield information. The use of such distribution rates would be subject to an appropriate explanation of how the components of the distribution rate differ from the above described yield.

      Performance information may be useful in evaluating the Fund and for providing a basis for comparison with other financial alternatives. Since the performance of the Fund varies in response to fluctuations in economic and market conditions, interest rates and Fund expenses, among other things, no performance quotation should be considered a representation as to the Fund's performance for any future period. In addition, the net asset value of shares of the Fund will fluctuate, with the result that shares of the Fund, when redeemed, may be worth more or less than their original cost. Neither an investment in the Fund nor the Fund's performance is insured or guaranteed; such lack of insurance or guarantees should accordingly be given appropriate consideration when comparing the Fund to financial alternatives which have such features. Performance data or rankings for a given class of shares should be interpreted carefully by investors who hold or may invest in a different class of shares.


APPENDIX

Description of Debt/Bond Ratings

Standard & Poor's Corporation

      AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

      A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      Debt rated BB, B, CCC, CC and C is regarded as having speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

      BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

      B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

      CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

      CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

      C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      CI: The rating CI is reserved for income bonds on which no interest is being paid.

      D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      S&P may attach the "r" symbol to derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to noncredit risks created by the terms of the obligation, such as securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only (IO) and principal only (PO) mortgage securities.

Moody's Investors Service, Inc.

      Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      1, 2 or 3: The ratings from Aa through B may be modified by the addition of a numeral indicating a bond's rank within its rating category.

State Street Research
Strategic Income Fund



August 19, 1996
(as supplemented through
January 24, 1997)


P R O S P E C T U S


STATE STREET RESEARCH
STRATEGIC INCOME FUND
One Financial Center
Boston, MA 02111

INVESTMENT ADVISER
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

DISTRIBUTOR
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

SHAREHOLDER SERVICES
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266
1-800-562-0032

CUSTODIAN
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

SI-470E-1971BS
CONTROL NUMBER: 3605-970122(1097)SSR-LD

                 STATE STREET RESEARCH STRATEGIC INCOME FUND
                                 a series of
                    STATE STREET RESEARCH SECURITIES TRUST



                     STATEMENT OF ADDITIONAL INFORMATION
                                 August 19, 1996
                       (as supplemented January 24, 1997)


                              TABLE OF CONTENTS
                                                                    Page
INVESTMENT POLICIES AND RESTRICTIONS ..............................    2

ADDITIONAL INFORMATION CONCERNING
      CERTAIN INVESTMENT TECHNIQUES ...............................    5

DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS ...................   12

TRUSTEES AND OFFICERS .............................................   15

INVESTMENT ADVISORY SERVICES ......................................   20

PURCHASE AND REDEMPTION OF SHARES .................................   21

NET ASSET VALUE ...................................................   23

PORTFOLIO TRANSACTIONS ............................................   24

CERTAIN TAX MATTERS ...............................................   26

DISTRIBUTION OF SHARES OF THE FUND ................................   28

CALCULATION OF PERFORMANCE DATA ...................................   30

CUSTODIAN .........................................................   33

INDEPENDENT ACCOUNTANTS ...........................................   33

FINANCIAL STATEMENTS ..............................................   33



      The following Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus of State Street Research Strategic Income Fund, dated August 19, 1996, as supplemented through January 24, 1997, which may be obtained without charge from the offices of State Street Research Securities Trust (the "Trust") or State Street Research Investment Services, Inc. (the "Distributor"), One Financial Center, Boston, Massachusetts 02111-2690.


CONTROL NUMBER:

                     INVESTMENT POLICIES AND RESTRICTIONS

      As set forth in part under "The Fund's Investments" and "Limiting Investment Risk" in the Fund's Prospectus, the Fund has adopted certain investment restrictions.



      The fundamental and nonfundamental policies of the Fund do not apply to
                                                              ------
any matters involving the issuance of multiple classes of shares of the Fund or the creation or use of structures (e.g., fund of funds, master-feeder structure) allowing the Fund to invest substantially all its assets in collective investment vehicles or allowing the Fund to serve as such a collective investment vehicle for other funds, to the extent permitted by law and regulatory authorities.



      All of the Fund's fundamental investment restrictions are set forth below. These fundamental investment restrictions may not be changed except by the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). (Under the 1940 Act, a "vote of the majority of the outstanding voting securities" means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less.) Under these restrictions, it is the Fund's policy:

      (1) not to purchase a security of any one issuer (other than securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises) if such purchase would, with respect to 75% of the Fund's total assets, cause more than 5% of the Fund's total assets to be invested in the securities of such issuer or cause more than 10% of the voting securities of such issuer to be held by the Fund;

      (2) not to issue senior securities as defined in the 1940 Act, except as permitted by that Act and the rules thereunder or as permitted by the Securities and Exchange Commission (the creation of general liens or security interests under industry practices for transactions in portfolio assets are not deemed to involve the issuance of senior securities);

      (3) not to underwrite or participate in the marketing of securities of other issuers, except (a) the Fund may, acting alone or in syndicates or groups, purchase or otherwise acquire securities of other issuers for investment, either from the issuers or from persons in a control relationship with the issuers or from underwriters of such securities; and (b) to the extent that, in connection with the disposition of the Fund's securities, the Fund may be a selling shareholder in an offering or deemed to be an underwriter under certain federal securities laws;

      (4) not to purchase fee simple interests in real estate unless acquired as a result of ownership of securities or other instruments, although the Fund may purchase and sell other interests in real estate including securities which are secured by real estate, or securities of companies which make real estate loans or own, or invest or deal in, real estate;

      (5) not to invest in physical commodities or physical commodity contracts or options in excess of 10% of the Fund's total assets, except that investments in essentially financial items or arrangements such as, but not limited to, swap arrangements, hybrids, currencies, currency and other forward contracts, delayed delivery and when-issued contracts, futures contracts and options on futures contracts on securities, securities indices, interest rates and currencies shall not be deemed investments in commodities or commodities contracts;



      (6) not to lend money; however, the Fund may lend portfolio securities and purchase bonds, debentures, notes, bills and any other debt related instruments or interests (and enter into repurchase agreements with respect thereto);

      (7) not to make any investment which would cause more than 25% of the value of the Fund's total assets to be invested in securities of nongovernment-related issuers principally engaged in any one industry, as described in the Fund's Prospectus or Statement of Additional Information as amended from time to time; and

      (8) not to borrow money, including reverse repurchase agreements in so far as such agreements may be regarded as borrowings, except for borrowings not in an amount in excess of 33 1/3% of the value of its total assets.



      The following nonfundamental investment restrictions may be changed without shareholder approval. Under these restrictions, it is the Fund's policy:

      (1) not to purchase any security or enter into a repurchase agreement if as a result more than 15% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days);

      (2) not to invest more than 15% of its net assets in restricted securities of all types (including not more than 5% of its net assets in restricted securities which are not eligible for resale pursuant to Rule 144A, Regulation S or other exemptive provisions under the Securities Act of 1933);

      (3) not to invest more than 5% of its total assets in securities of private companies including predecessors with less than three years' continuous operations except (a) securities guaranteed or backed by an affiliate of the issuer with three years of continuous operations, (b) securities issued or guaranteed as to principal or interest by the U.S. Government, or its agencies or instrumentalities, or a mixed-ownership Government corporation,
            (c) securities of issuers with debt securities rated at least "BBB" by Standard & Poor's Corporation or "Baa" by Moody's Investor's Service, Inc. (or their equivalent by any other nationally recognized statistical rating organization), or securities of issuers considered by the Investment Manager to be equivalent, (d) securities issued by a holding company with at least 50% of its assets invested in companies with three years of continuous operations including predecessors, and (e) securities which generate income which is exempt from local, state or federal taxes; provided that the Fund may invest up to 15% in such issuers so long as such investments plus investments in restricted securities (other than those which are eligible for resale under Rule 144A, Regulation S or other exemptive provisions as noted above) do not exceed 15% of the Fund's total assets;

      (4) not to engage in transactions in options except in connection with options on securities, securities indices, currencies and interest rates, and options on futures on securities, securities indices, currencies and interest rates;

      (5) not to purchase securities on margin or make short sales of securities or maintain a short position except for short sales "against the box" (as a matter of current operating policy, the Fund will not make short sales or maintain a short position unless not more than 5% of the Fund's net assets (taken at current value) are held as collateral for such sales at any time; and for the purpose of this restriction, escrow or custodian receipts or letters, margin or safekeeping accounts, or similar arrangements used in the industry in connection with the trading of futures, options and forward commitments are not deemed to involve the use of margin);

      (6) not to purchase a security issued by another investment company, except to the extent permitted under the 1940 Act or except by purchases in the open market involving only customary brokers' commissions, or securities acquired as dividends or distributions or in connection with a merger, consolidation or similar transaction or other exchange;

      (7) not to purchase or retain any security of an issuer if those of its officers and Trustees and officers and directors of its investment adviser who individually own more than 1/2 of 1% of the securities of such issuer, when combined, own more than 5% of the securities of such issuer taken at market;

      (8) not to invest directly as a joint venturer or general partner in oil, gas or other mineral exploration or development joint ventures or general partnerships (provided that the Fund may invest in securities issued by companies which invest in or sponsor such programs and in securities indexed to the price of oil, gas or other minerals);

      (9) not to make an investment in warrants, valued at the lower of cost or market, which causes the Fund to own, at the time of such investment, warrants in excess of 5% of its net assets, provided that warrants not listed on the New York or American Stock Exchange shall be further limited to 2% of the Fund's net assets (warrants initially attached to securities and acquired by the Fund upon original issuance thereof shall be deemed to be without value); and

      Compliance with the above nonfundamental investment restrictions (1) and
(2) will be determined independently.

                      ADDITIONAL INFORMATION CONCERNING
                        CERTAIN INVESTMENT TECHNIQUES

      Among other investments described below, the Fund may buy and sell domestic and foreign options, futures contracts, and options on futures contracts, with respect to securities, securities indices, currencies and interest rates, and may enter into closing transactions with respect to each of the foregoing under circumstances in which the use of such instruments and techniques are expected by State Street Research & Management Company (the "Investment Manager") to aid in achieving the investment objective of the Fund. The Fund on occasion may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

Futures Contracts

      Futures contracts are publicly traded contracts to buy or sell underlying assets, such as certain securities, currencies or an index of securities, at a future time at a specified price. A contract to buy establishes a "long" position while a contract to sell establishes a "short" position.

      The purchase of a futures contract on securities or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust's custodian or the broker effecting the futures transaction an amount of "initial margin" in cash or U.S. Treasury obligations.

      Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

      At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

      Futures contracts will be executed primarily (a) to establish a short position, and thus protect the Fund from experiencing the full impact of an expected decline in market value of portfolio holdings without requiring the sale of holdings, or (b) to establish a long position, and thus to participate in an expected rise in market value of securities or currencies which the Fund intends to purchase. Subject to the limitations described below, the Fund may also enter into futures contracts for purposes of enhancing return. In transactions establishing a long position in a futures contract, money market instruments equal to the face value of the futures contract will be identified by the Fund to the Trust's custodian for maintenance in a separate account to insure that the use of such futures contracts is unleveraged. Similarly, a representative portfolio of securities having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. The Fund will employ any other appropriate method of cover which is consistent with applicable regulatory and exchange requirements.

Options on Securities

      The Fund may use options on securities to implement its investment strategy. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

      Purchased options have defined risk, i.e., the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset.

      Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, i.e., when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, i.e., the difference between the agreed-upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

      The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure his obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

Options on Securities Indices

      The Fund may engage in transactions in call and put options on securities indices. For example, the Fund may purchase put options on indices of securities in anticipation of or during a market decline to attempt to offset the decrease in market value of its securities that might otherwise result.

      Put options on indices of securities are similar to put options on the securities themselves except that the delivery requirements are different. Instead of giving the right to make delivery of a security at a specified price, a put option on an index of securities gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on securities or futures contracts, the Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

      A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. Although there are at present few available options on indices of fixed income securities, other than tax-exempt securities, or futures and related options based on such indices, such instruments may become available in the future. In connection with the use of such options, the Fund may cover its position by identifying a representative portfolio of securities having a value equal to the aggregate face value of the option position taken. However, the Fund may employ any appropriate method to cover its positions that is consistent with applicable regulatory and exchange requirements.

Options on Futures Contracts

      An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Options Strategy

      A basic option strategy for protecting the Fund against a decline in securities prices could involve (a) the purchase of a put -- thus "locking in" the selling price of the underlying securities or securities indices -- or (b) the writing of a call on securities or securities indices held by the Fund -- thereby generating income (the premium paid by the buyer) by giving the holder of such call the option to buy the underlying asset at a fixed price. The premium will offset, in whole or in part, a decline in portfolio value; however, if prices of the relevant securities or securities indices rose instead of falling, the call might be exercised, thereby resulting in a potential loss of appreciation in the underlying securities or securities indices.

      A basic option strategy when a rise in securities prices is anticipated is the purchase of a call -- thus "locking in" the purchase price of the underlying security or other asset. In transactions involving the purchase of call options by the Fund, money market instruments equal to the aggregate exercise price of the options will be identified by the Fund to the Trust's custodian to insure that the use of such investments is unleveraged.

      The Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and concurrently write a call option against that security. If the call option is exercised in such a transaction, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upward or downward by the difference between the Fund's purchase price of the security and the exercise price of the option. If the option is not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

      The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund's return will be the premium received from writing the put option minus the amount by which the market price of the security is below the exercise price.

Limitations and Risks of Options and Futures Activity

      The Fund will engage in transactions in futures contracts or options as a hedge against changes resulting from market conditions which produce changes in the values of their securities or the securities which it intends to purchase (e.g., to replace portfolio securities which will mature in the near future) and, subject to the limitations described below, to enhance return. The Fund will not purchase any futures contract or purchase any call option if, immediately thereafter, more than one third of the Fund's net assets would be represented by long futures contracts or call options. The Fund will not write a covered call or put option if, immediately thereafter, the aggregate value of the assets (securities in the case of written calls and cash or cash equivalents in the case of written puts) underlying all such options, determined as of the dates such options were written, would exceed 25% of that Fund's net assets. The Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such positions for such nonhedging purposes would exceed 5% of the market value of the Fund's net assets.

      Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

      Some positions in futures and options may be closed out only on an exchange which provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge its securities and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements. The Fund will enter into an option or futures position only if it appears to be a liquid investment.

Foreign Investments

      Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. ADRs are available through facilities which may be either "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. In an unsponsored arrangement, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than are unsponsored ADRs. More and higher fees are generally charged in an unsponsored program. Only sponsored ADRs may be listed on the New York or American Stock Exchanges. Unsponsored ADRs may prove to be more risky due to (a) the additional costs to the Fund; (b) the relative illiquidity of the issue in U.S. markets; and (c) the possibility of higher trading costs in the over-the-counter market as opposed to exchange-based trading. The Fund will take these and other risk considerations into account before making an investment in an unsponsored ADR.

      To the extent the Fund invests in securities of issuers in less developed countries or emerging foreign markets, it will be subject to a variety of additional risks, including risks associated with political instability, economies based on relatively few industries, lesser market liquidity, high rates of inflation, significant price volatility of portfolio holdings and high levels of external debt in the relevant country.

      Although the Fund may invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of the Fund's shares may fluctuate with U.S. dollar exchange rates as well as with price changes of the Fund's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the prices of the Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund's securities in the local markets.

Currency Transactions

      The Fund's dealings in forward currency exchange contracts will be limited primarily to hedging involving either specific transactions or aggregate portfolio positions, although the Fund reserves the right to seek return through currency investments. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are not commodities and are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Although spot and forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, which may result in losses to the Fund. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Repurchase Agreements

      The Fund may enter into repurchase agreements. Repurchase agreements occur when the Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired security. The Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Repurchase agreements will be limited to 30% of the Fund's total assets, except that repurchase agreements extending for more than seven days when combined with other illiquid securities will be limited to 15% of the Fund's net assets. Currently, the Fund does not expect to invest more than 5% of its net assets in repurchase agreements.

Reverse Repurchase Agreements

      The Fund may enter into reverse repurchase agreements. However, the Fund has no present intention of engaging in reverse repurchase agreements in excess of 5% of the Fund's total assets. In a reverse repurchase agreement the Fund transfers a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

      When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

Rule 144A Securities

      The Fund may buy or sell restricted securities in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, such Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, marketmaking activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, the Fund may be adversely impacted by the possible illiquidity and subjective valuation of such securities in the absence of a market for them.

Indexed Securities

      The Fund may purchase securities the value of which is indexed to interest rates, foreign currencies and various indices and financial indicators. These securities are generally short- to intermediate-term debt securities. The interest rates or values at maturity fluctuate with the index to which they are connected and may be more volatile than such index.

Swap Arrangements

      The Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines a cap and a floor.

      Most swaps entered into by the Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.

      These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a part of the Fund's portfolio. However, the Fund may enter into such arrangements for income purposes to the extent permitted by the CFTC for entities which are not commodity pool operators, such as the Fund. In entering a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Investment Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

Industry Classifications


      In determining how much of the Fund's portfolio is invested in a given industry, the following industry classifications are currently used. Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations (including repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations) are excluded. Securities issued by foreign governments are also excluded. Companies engaged in the business of financing will be classified according to the industries of their parent companies or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages, credit card receivables, etc. "Asset-backed -- Mortgages" includes private pools of nongovernment backed mortgages.


Aerospace                     Electronic Components         Oil Service
Airline                       Electronic Equipment          Paper Products
Asset-backed--Mortgages       Entertainment                 Personal Care
Asset-backed--Credit Card     Financial Service             Photography
   Receivables                Food & Beverage               Plastics
Automotive                    Forest Products               Printing & Publishing
Automotive Parts              Gaming & Lodging              Railroad
Bank                          Gas                           Real Estate & Building
Building                      Gas Transmission              Recreation
Business Service              Grocery                       Retail Trade
Cable                         Healthcare & Hospital         Savings & Loan
Capital Goods & Equipment        Management                 Shipping & Transportation
Chemical                      Hospital Supply               Technology & Communications
Computer Software & Service   Hotel & Restaurant            Telephone
Conglomerate                  Insurance                     Textile & Apparel
Consumer Goods & Services     Machinery                     Tobacco
Container                     Media                         Truckers
Cosmetics                     Metal & Mining                Trust Certificates--
Diversified                   Office Equipment                 Government Related Lending
Drug                          Oil Production
Electric                      Oil Refining & Marketing
Electric Equipment

               DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS

      As indicated in the Fund's Prospectus, the Fund may invest in long-term and short-term debt securities. The Fund may invest in cash and short-term securities for temporary defensive purposes when, in the opinion of the Investment Manager, such a position is more likely to provide protection against unfavorable market conditions than adherence to other investment policies. Certain debt securities and money market instruments in which the Fund may invest are described below.

U.S. Government and Related Securities

      U.S. Government securities are securities which are issued or guaranteed as to principal or interest by the U.S. Government, a U.S. Government agency or instrumentality, or certain mixed-ownership Government corporations as described herein. The U.S. Government securities in which the Fund invests include, among others:

      o direct obligations of the U.S. Treasury, i.e., U.S. Treasury bills, notes, certificates and bonds;

      o obligations of U.S. Government agencies or instrumentalities such as the Federal Home Loan Banks, the Farmers Home Administration, the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation; and

      o obligations of mixed-ownership Government corporations such as Resolution Funding Corporation.

      U.S. Government securities which the Fund may buy are backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities, although the U.S. Government has no legal obligation to do so. Obligations such as those of the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage-related securities, the Fund will only invest in obligations issued by mixed-ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.

      U.S. Government securities may be acquired by the Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Obligations of Resolution Funding Corporation are similarly divided into principal and interest components and maintained as such on the book entry records of the Federal Reserve Banks.

      In addition, the Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and may not be deemed U.S. Government securities.

      The Fund may also invest from time to time in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as Government trust certificates.

Bank Money Investments

      Bank money investments include but are not limited to certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank, including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. The Fund will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. The Fund will not invest in time deposits maturing in more than seven days and will not invest more than 10% of its total assets in time deposits maturing in two to seven days.

      U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

Short-Term Corporate Debt Instruments

      Short-term corporate debt instruments include commercial paper to finance short-term credit needs (i.e., short-term, unsecured promissory notes) issued by corporations including but not limited to (a) domestic or foreign bank holding companies or (b) their subsidiaries or affiliates where the debt instrument is guaranteed by the bank holding company or an affiliated bank or where the bank holding company or the affiliated bank is unconditionally liable for the debt instrument. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

Commercial Paper Ratings

      Commercial paper investments at the time of purchase will be rated A by S&P or Prime by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least A by S&P or by Moody's. The money market investments in corporate bonds and debentures (which must have maturities at the date of settlement of one year or less) must be rated at the time of purchase at least A by S&P or by Moody's.

      Commercial paper rated A (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign:
A-1+.)

      The rating Prime is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.

      In the event the lowering of ratings of debt instruments held by the Fund by applicable rating agencies results in a material decline in the overall quality of the Fund's portfolio, the Trustees of the Trust will review the situation and take such action as they deem in the best interests of the Fund's shareholders, including, if necessary, changing the composition of the portfolio.

                            TRUSTEES AND OFFICERS


      The Trustees and principal officers of the Trust, their addresses, and their principal occupations and positions with certain affiliates of the Investment Manager are set forth below.


      *+Bartlett R. Geer, One Financial Center, Boston, MA 02111 serves as Vice President of the Trust. He is 41. His principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years he has also served as Vice President of State Street Research & Management Company.

      *+John H. Kallis, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 55. His principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years he has also served as Portfolio Manager for State Street Research & Management Company.


      +Edward M. Lamont, Box 1234, Moores Hill Road, Syosset, NY 11791, serves as Trustee of the Trust. He is 70. He is engaged principally in private investments and civic affairs, and is an author of business history. Previously, he was with Morgan Guaranty Trust Company of New York.


      +Robert A. Lawrence, Saltonstall & Co., 50 Congress Street, Boston, MA 02109, serves as Trustee of the Trust. He is 70. His principal occupation during the past five years has been Partner, Saltonstall & Co., a private investment firm.

      *+Gerard P. Maus, One Financial Center, Boston, MA 02111, serves as Treasurer of the Trust. He is 45. His principal occupation is Executive Vice President, Treasurer, Chief Financial Officer and Director of State Street Research & Management Company. During the past five years he has also served as Executive Vice President and Chief Financial Officer of New England Investment Companies and as Senior Vice President and Vice President of New England Mutual Life Insurance Company. Mr. Maus's other principal business affiliations include Executive Vice President, Treasurer, Chief Financial Officer and Director of State Street Research Investment Services, Inc.

      *+Francis J. McNamara, III, One Financial Center, Boston, MA 02111, serves as Secretary and General Counsel of the Trust. He is 41. His principal occupation is Executive Vice President, General Counsel and Secretary of State Street Research & Management Company. During the past five years he has also served as Senior Vice President of State Street Research & Management Company and as Senior Vice President, General Counsel and Assistant Secretary of The Boston Company, Inc., Boston Safe Deposit and Trust Company and The Boston Company Advisors, Inc. Mr. McNamara's other principal business affiliations include Senior Vice President, General Counsel and Clerk of State Street Research Investment Services, Inc.

      +Dean O. Morton, 3200 Hillview Avenue, Palo Alto, CA 94304, serves as Trustee of the Trust. He is 64. He is retired, having served during the past five years, until October 1992, as Executive Vice President, Chief Operating Officer and Director of Hewlett-Packard Company.


      *+Kim M. Peters, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 44. His principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years, he has also served as Vice President of State Street Research & Management Company.



-----------------------------
* or + See footnotes on page 17.

      +Thomas L. Phillips, 141 Spring Street, Lexington, MA 02173, serves as Trustee of the Trust. He is 72. He is retired and was formerly Chairman of the Board and Chief Executive Officer of Raytheon Company, of which he remains a Director.

      +Toby Rosenblatt, 3409 Pacific Avenue, San Francisco, CA 94118, serves as Trustee of the Trust. He is 58. His principal occupations during the past five years have been President of The Glen Ellen company, a private investment company, and Vice President of Founders Investments Ltd.


      +Michael S. Scott Morton, Massachusetts Institute of Technology,
77 Massachusetts Avenue, Cambridge, MA 02139, serves as Trustee of the Trust. He is 59. His principal occupation during the past five years has been Jay W. Forrester Professor of Management at Sloan School of Management, Massachusetts Institute of Technology.


      *+Thomas A. Shively, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 42. His principal occupation is Executive Vice President and Director of State Street Research & Management Company. During the past five years he has also served as Senior Vice President of State Street Research & Management Company. Mr. Shively's other business affiliations include Director of State Street Research Investment Services, Inc.


      *+Ralph F. Verni, One Financial Center, Boston, MA 02111, serves as Chairman of the Board, President, Chief Executive Officer and Trustee of the Trust. He is 53. His principal occupation is Chairman of the Board, President, Chief Executive Officer and Director of State Street Research & Management Company. During the past five years he has also served as President and Chief Executive Officer of New England Investment Companies and as Chief Investment Officer and Director of New England Mutual Life Insurance Company. Mr. Verni's other principal business affiliations include Chairman of the Board and Director of State Street Research Investment Services, Inc., and, until February 1996, prior positions as President and Chief Executive Officer.

      +Jeptha H. Wade, 251 Old Billerica Road, Bedford, MA 01730, serves as Trustee of the Trust. He is 72. He is retired and was formerly Of Counsel for the law firm Choate, Hall & Stewart. He was a partner of that firm from 1960 to 1987.


      *Elizabeth M. Westvold, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. She is 36. Her principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years she has also served as Vice President and as an analyst for State Street Research & Management Company.


-----------------------------


* These Trustees and/or officers are or may be deemed to be interested persons of the Trust under the 1940 Act because of their affiliations with the Fund's investment adviser.

+ Serves as a Trustee and/or officer of one or more of the following investment companies, each of which has an advisory relationship with the Investment Manager or its affiliates: State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Exchange Trust, State Street Research Growth Trust, State Street Research Master Investment Trust, State Street Research Securities Trust, State Street Research Portfolios, Inc. and Metropolitan Series Fund, Inc.

      As of December 31, 1996, the Trustees and principal officers of the Trust owned less than 1% of the Fund's outstanding Class A shares, and none of the Fund's Class B, Class C or Class D shares.

      As of December 31, 1996, the following persons or entities were the record and/or beneficial owners of the approximate amounts of each class of shares of the Fund as set forth beside their names:

                    Shareholder                   %
                    -----------                   -

Class A             Metropolitan                  81.8
Class B             Merrill Lynch                 43.3
Class C             Metropolitan                  97.9
Class D             Merrill Lynch                 79.2

      The full name and address of each of the above persons or entities are as follows:

Metropolitan Life Insurance Company (a)
One Madison Avenue
New York, NY 10010

Merrill Lynch, Pierce, Fenner & Smith, Inc. (b)
One Liberty Plaza
165 Broadway
New York, NY 10080

(a) Metropolitan Life Insurance Company ("Metropolitan"), a New York corporation, was the record and/or beneficial owner, directly or indirectly through its subsidiaries or affiliates, of such shares.

(b) The Fund believes that such entity does not have beneficial ownership of such shares.


      Ownership of 25% or more of a voting security is deemed "control" as defined in the 1940 Act. So long as 25% of a class of shares is so owned, such owner will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders, such as any Distribution Plan for a given class.



      The Trustees have been compensated as follows:
                                                      Total
                                                  Compensation
                          Aggregate              From Trust and
                        Compensation              Complex Paid
   Name of Trustee     From Trust (a)(c)         to Trustees (b)
   ---------------     -------------             --------------
Edward M. Lamont          $3,800                     $ 59,375
Robert A. Lawrence        $3,800                     $ 92,125
Dean O. Morton            $4,300                     $ 96,125
Thomas L. Phillips        $3,800                     $ 59,375
Toby Rosenblatt           $3,800                     $ 59,375
Michael S. Scott Morton   $4,900                     $100,325
Ralph F. Verni            $    0                     $      0
Jeptha H. Wade            $4,200                     $ 63,375



---------------------------


(a)For the fiscal year ended April 30, 1996. Includes compensation from multiple series of the Trust. See "Distribution of Shares" for a listing of series.


(b)Includes compensation on behalf of 31 funds representing all series of investment companies for which the Investment Manager serves as the primary investment adviser, series of Metropolitan Series Fund, Inc., for which the Investment Manager serves as sub-investment adviser, and series of State Street Research Portfolios, Inc., for which State Street Research Investment Services, Inc. serves as distributor. "Total Compensation from Trust and Complex Paid to Trustees" is for the 12 months ended December 31, 1996. The Trust does not provide any pension or retirement benefits for the Trustees.


(c)This information includes another series of the Trust through its fiscal year ended April 30, 1996, and includes estimates of compensation from the Fund for the current fiscal year ending April 30, 1997. The Fund was organized in August, 1996.


      Except as otherwise provided under said Act, the Board of Trustees will be a self-perpetuating body until fewer than two thirds of the Trustees serving as such are Trustees who were elected by shareholders of the Trust. In the event less than a majority of the Trustees serving as such were elected by shareholders of the Trust, a meeting of shareholders will be called to elect Trustees. Under the Master Trust Agreement, any Trustee may be removed by vote of two thirds of the outstanding Trust shares; holders of 10% or more of the outstanding Trust shares can require that the Trustees call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. In connection with such meetings called by shareholders, shareholders will be assisted to the extent required by applicable law.

                         INVESTMENT ADVISORY SERVICES


   State Street Research & Management Company, the Investment Manager, a Delaware corporation, with offices at One Financial Center, Boston, Massachusetts 02111-2690, acts as investment adviser to the Fund. The Advisory Agreement provides that the Investment Manager shall furnish the Fund with an investment program, suitable office space and facilities and such investment advisory, research and administrative services as may be required from time to time. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates. The Investment Manager is an indirect wholly owned subsidiary of Metropolitan.


   The advisory fee payable monthly by the Fund to the Investment Manager is computed as a percentage of the average of the value of the net assets of the Fund, as determined at the close of the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading, at the annual rate of 0.75% of the net assets of the Fund. The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund.




   The Advisory Agreement provides that it shall continue in effect with respect to the Fund for a period of two years after its initial effectiveness and will continue from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and
(ii) in either event by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

   Under a Funds Administration Agreement between the Investment Manager and the Distributor, the Distributor provides assistance to the Investment Manager in performing certain fund administration services for the Trust, such as assistance in determining the daily net asset value of shares of series of the Trust and in preparing various reports required by regulations.

   Under a Shareholders' Administrative Services Agreement between the Trust and the Distributor, the Distributor provides shareholders' administrative services, such as responding to inquiries and instructions from investors respecting the purchase and redemption of shares of the Fund, and is entitled to reimbursements of its costs for providing such services. Under certain arrangements for Metropolitan to provide subadministration services, Metropolitan may receive a fee for the maintenance of certain share ownership records for participants in sponsored arrangements, such as employee benefit plans, through or under which the Fund's shares may be purchased.

   Under the Code of Ethics of the Investment Manager, its employees in Boston, where investment management operations are conducted, are only permitted to engage in personal securities transactions in accordance with certain conditions relating to an employee's position, the identity of the security, the timing of the transactions, and similar factors. Such employees must report their personal securities transactions quarterly and supply broker confirmations to the Investment Manager.


                      PURCHASE AND REDEMPTION OF SHARES

   Shares of the Fund are distributed by the Distributor. The Fund offers four classes of shares which may be purchased at the next determined net asset value per share plus, in the case of all classes except Class C shares, a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (the Class B and Class D shares). General information on how to buy shares of the Fund, as well as sales charges involved, are set forth under "Purchase of Shares" in the Prospectus. The following supplements that information.

Public Offering Price

   The public offering price for each class of shares of the Fund is based on their net asset value determined as of the close of the NYSE on the day the purchase order is received by State Street Research Shareholder Services provided that the order is received prior to the close of the NYSE on that day; otherwise the net asset value used is that determined as of the close of the NYSE on the next day it is open for unrestricted trading. When a purchase order is placed through a dealer, that dealer is responsible for transmitting the order promptly to State Street Research Shareholder Services in order to permit the investor to obtain the current price. Any loss suffered by an investor which results from a dealer's failure to transmit an order promptly is a matter for settlement between the investor and the dealer.

Reduced Sales Charges

   For purposes of determining whether a purchase of Class A shares qualifies for reduced sales charges, the term "person" includes: (i) an individual, or an individual combining with his or her spouse and their children and purchasing for his, her or their own account; (ii) a "company" as defined in Section 2(a)(8) of the 1940 Act; (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code); (iv) a tax-exempt organization under Section 501(c)(3) or (13) of the Internal Revenue Code; and (v) an employee benefit plan of a single employer or of affiliated employers.

   Investors may purchase Class A shares of the Fund at reduced sales charges by executing a Letter of Intent to purchase no less than an aggregate of $100,000 of the Fund or any combination of Class A shares of "Eligible Funds" as designated by the Distributor within a 13-month period. The sales charge applicable to each purchase made pursuant to a Letter of Intent will be that which would apply if the total dollar amount set forth in the Letter of Intent were being bought in a single transaction. Purchases made within a 90-day period prior to the execution of a Letter of Intent may be included therein; in such case the date of the earliest of such purchases marks the commencement of the 13-month period.

   An investor may include toward completion of a Letter of Intent the value (at the current public offering price) of all of his or her Class A shares of the Funds and of any of the other Class A shares of Eligible Funds held of record as of the date of his or her Letter of Intent, plus the value (at the current offering price) as of such date of all of such shares held by any "person" described herein as eligible to join with the investor in a single purchase. Class B, Class C and Class D shares may also be included in the combination under certain circumstances.

   A Letter of Intent does not bind the investor to purchase the specified amount. Shares equivalent to 5% of the specified amount will, however, be taken from the initial purchase (or, if necessary, subsequent purchases) and held in escrow in the investor's account as collateral against the higher sales charge which would apply if the total purchase is not completed within the allotted time. The escrowed shares will be released when the Letter of Intent is completed or, if it is not completed, when the balance of the higher sales charge is, upon notice, remitted by the investor. All dividends and capital gains distributions with respect to the escrowed shares will be credited to the investor's account.

   Investors may purchase Class A shares of the Fund or a combination of Eligible Funds at reduced sales charges pursuant to a Right of Accumulation. The applicable sales charge under the right is determined on the amount arrived at by combining the dollar amount of the purchase with the value (at the current public offering price) of all Class A shares of the other Eligible Funds owned as of the purchase date by the investor plus the value (at the current public offering price) of all such shares owned as of such date by any "person" described herein as eligible to join with the investor in a single purchase. Class B, Class C and Class D shares may also be included in the combination under certain circumstances. Investors must submit to the Distributor sufficient information to show that they qualify for this Right of Accumulation.

Class C Shares


   Class C shares are currently available to certain employee benefit plans such as qualified retirement plans which meet criteria relating to number of participants (currently a minimum of 100 eligible employees), service arrangements or similar factors; insurance companies; investment companies; endowment funds of nonprofit organizations with substantial minimum assets (currently a minimum of $10,000,000); and other similar institutional investors.


Reorganizations

   In the event of mergers or reorganizations with other public or private collective investment entities, including investment companies as defined in the 1940 Act, as amended, the Fund may issue its shares at net asset value (or more) to such entities or to their security holders.

Redemptions

   The Fund reserves the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Fund may limit the amount of redemption proceeds paid in cash. Although it has no present intention to do so, the Fund may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. In connection with any redemptions paid in kind with portfolio securities, brokerage and other costs may be incurred by the redeeming shareholder in the sale of the securities received.

                               NET ASSET VALUE

   The net asset values of the shares of the Fund are determined once daily as of the close of the NYSE, ordinarily 4 P.M. New York City time, Monday through Friday, on each day during which the NYSE is open for unrestricted trading. The NYSE is currently closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day.

   The net asset value per share of the Fund is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets minus all liabilities by the total number of outstanding shares of the Fund at such time. Any expenses, except for extraordinary or nonrecurring expenses, borne by the Fund, including the investment management fee payable to the Investment Manager, are accrued daily.

   In determining the values of portfolio assets as provided below, the Trustees utilize one or more pricing services to value debt securities for which market quotations are not readily available on a daily basis. Most debt securities are valued on the basis of data provided by such pricing services. Since the Fund is comprised substantially of debt securities under normal circumstances, most of the Fund's assets are therefore valued on the basis of such data from the pricing services. The pricing services may provide prices determined as of times prior to the close of the NYSE.


   In general, securities are valued as follows. Securities which are listed or traded on the New York or American Stock Exchange are valued at the price of the last quoted sale on the respective exchange for that day. Securities which are listed or traded on a national securities exchange or exchanges, but not on the New York or American Stock Exchange, are valued at the price of the last quoted sale on the exchange for that day prior to the close of the NYSE. Securities not listed on any national securities exchange which are traded "over the counter" and for which quotations are available on the National Association of Securities Dealers' NASDAQ System, or other system, are valued at the closing price supplied through such system for that day at the close of the NYSE. Other securities are, in general, valued at the mean of the bid and asked quotations last quoted prior to the close of the NYSE if there are market quotations readily available, or in the absence of such market quotations, then at the fair value thereof as determined by or under authority of the Trustees of the Trust with the use of such pricing services as may be deemed appropriate or methodologies approved by the Trustees. Securities deemed restricted as to resale are valued at the fair value thereof as determined by or in accordance with methods adopted by the Trustees of the Trust.


   Short-term debt instruments issued with a maturity of one year or less which have a remaining maturity of 60 days or less are valued using the amortized cost method, provided that during any period in which more than 25% of the Fund's total assets is invested in short-term debt securities the current market value of such securities will be used in calculating net asset value per share in lieu of the amortized cost method. The amortized cost method is used when the value obtained is fair value. Under the amortized cost method of valuation, the security is initially valued at cost on the date of purchase (or in the case of short-term debt instruments purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter a constant amortization to maturity of any discount or premium is assumed regardless of the impact of fluctuating interest rates on the market value of the security.


                            PORTFOLIO TRANSACTIONS

Portfolio Turnover

   The Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less). The Fund reserves full freedom with respect to portfolio turnover, as described in the Prospectus.

Brokerage Allocation

      The Investment Manager's policy is to seek for its clients, including the Fund, what in the Investment Manager's judgment will be the best overall execution of purchase or sale orders and the most favorable net prices in securities transactions consistent with its judgment as to the business qualifications of the various broker or dealer firms with whom the Investment Manager may do business, and the Investment Manager may not necessarily choose the broker offering the lowest available commission rate. Decisions with respect to the market where the transaction is to be completed, to the form of transaction (whether principal or agency), and to the allocation of orders among brokers or dealers are made in accordance with this policy. In selecting brokers or dealers to effect portfolio transactions, consideration is given to their proven integrity and financial responsibility, their demonstrated execution experience and capabilities both generally and with respect to particular markets or securities, the competitiveness of their commission rates in agency transactions (and their net prices in principal transactions), their willingness to commit capital, and their clearance and settlement capability. The Investment Manager makes every effort to keep informed of commission rate structures and prevalent bid/ask spread characteristics of the markets and securities in which transactions for the Fund occur. Against this background, the Investment Manager evaluates the reasonableness of a commission or a net price with respect to a particular transaction by considering such factors as difficulty of execution or security positioning by the executing firm. The Investment Manager may or may not solicit competitive bids based on its judgment of the expected benefit or harm to the execution process for that transaction.

      When it appears that a number of firms could satisfy the required standards in respect of a particular transaction, consideration may also be given to services other than execution services which certain of such firms have provided in the past or may provide in the future. Negotiated commission rates and prices, however, are based upon the Investment Manager's judgment of the rate which reflects the execution requirements of the transaction without regard to whether the broker provides services in addition to execution. Among such other services are the supplying of supplemental investment research; general economic, political and business information; analytical and statistical data; relevant market information, quotation equipment and services; reports and information about specific companies, industries and securities; purchase and sale recommendations for stocks and bonds; portfolio strategy services; historical statistical information; market data services providing information on specific issues and prices; financial publications; proxy voting data and analysis services; technical analysis of various aspects of the securities markets, including technical charts; computer hardware used for brokerage and research purposes; computer software and databases, including those used for portfolio analysis and modelling; and portfolio evaluation services and relative performance of accounts.

      Certain nonexecution services provided by broker-dealers may in turn be obtained by the broker-dealers from third parties who are paid for such services by the broker-dealers. The Investment Manager has an investment of less than ten percent of the outstanding equity of one such third party which provides portfolio analysis and modelling and other research and investment decision-making services integrated into a trading system developed and licensed by the third party to others. The Investment Manager could be said to benefit indirectly if in the future it allocates brokerage to a broker-dealer who in turn pays this third party for services to be provided to the Investment Manager.

      The Investment Manager regularly reviews and evaluates the services furnished by broker-dealers. Some services may be used for research and investment decision-making purposes, and also for marketing or administrative purposes. Under these circumstances, the Investment Manager allocates the cost of such services to determine the appropriate proportion of the cost which is allocable to purposes other than research or investment decision-making and is therefore paid directly by the Investment Manager. Some research and execution services may benefit the Investment Manager's clients as a whole, while others may benefit a specific segment of clients. Not all such services will necessarily be used exclusively in connection with the accounts which pay the commissions to the broker-dealer producing the services.

   The Investment Manager has no fixed agreements or understandings with any broker-dealer as to the amount of brokerage business which that firm may expect to receive for services supplied to the Investment Manager or otherwise. There may be, however, understandings with certain firms that in order for such firms to be able to continuously supply certain services, they need to receive allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with the policies set forth above.


      It is not the Investment Manager's policy to intentionally pay a firm a brokerage commission higher than that which another firm would charge for handling the same transaction in recognition of services (other than execution services) provided. However, the Investment Manager is aware that this is an area where differences of opinion as to fact and circumstances may exist, and in such circumstances, if any, the Investment Manager relies on the provisions of
Section 28(e) of the Securities Exchange Act of 1934, to the extent applicable.


      In the case of the purchase of fixed income securities in underwriting transactions, the Investment Manager follows any instructions received from its clients as to the allocation of new issue discounts, selling concessions and designations to brokers or dealers which provide the client with research, performance evaluation, master trustee and other services. In the absence of instructions from the client, the Investment Manager may make such allocations to broker-dealers which have provided the Investment Manager with research and brokerage services.

      When more than one client of the Investment Manager is seeking to buy or sell the same security, the sale or purchase is carried out in a manner which is considered fair and equitable to all accounts. In allocating investments among various clients (including in what sequence orders for trades are placed), the Investment Manager will use its best business judgment and will take into account such factors as the investment objectives of the clients, the amount of investment funds available to each, the amount already committed for each client to a specific investment and the relative risks of the investments, all in order to provide on balance a fair and equitable result to each client over time. Although sharing in large transactions may sometimes affect price or volume of shares acquired or sold, overall it is believed there may be an advantage in execution. The Investment Manager may follow the practice of grouping orders of various clients for execution to get the benefit of lower prices or commission rates. In certain cases where the aggregate order may be executed in a series of transactions at various prices, the transactions are allocated as to amount and price in a manner considered equitable to each so that each receives, to the extent practicable, the average price of such transactions. Exceptions may be made based on such factors as the size of the account and the size of the trade. For example, the Investment Manager may not aggregate trades where it believes that it is in the best interests of clients not to do so, including situations where aggregation might result in a large number of small transactions with consequent increased custodial and other transactional costs which may disproportionately impact smaller accounts. Such disaggregation, depending on the circumstances, may or may not result in such accounts receiving more or less favorable execution relative to other clients.

                             CERTAIN TAX MATTERS

Federal Income Taxation of the Fund -- In General

   The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) derive less than 30% of its gross income in each taxable year from the sale or other disposition of any of the following held for less than three months (the "30% test"): (i) stock or securities, (ii) options, futures, or forward contracts (other than options, futures or forward contracts on foreign currencies), or (iii) foreign currencies (or options, futures, or forward contracts on foreign currencies) but only if such currencies (or options, futures, or forward contracts) are not directly related to the Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities); (c) satisfy certain diversification requirements; and (d) in order to be entitled to utilize the dividends paid deduction, distribute annually at least 90% of its investment company taxable income (determined without regard to the deduction for dividends paid).

   The 30% test will limit the extent to which the Fund may sell securities held for less than three months, write options which expire in less than three months, and effect closing transactions with respect to call or put options that have been written or purchased within the preceding three months. (If the Fund purchases a put option for the purpose of hedging an underlying portfolio security, the acquisition of the option is treated as a short sale of the underlying security unless, for purposes only of the 30% test, the option and the security are acquired on the same date.) Finally, as discussed below, this requirement may also limit investments by the Fund in options on stock indices, listed options on nonconvertible debt securities, futures contracts, options on interest rate futures contracts and certain foreign currency contracts.

   If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of such Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

   The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and its capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Federal Income Taxation of the Fund's Investments

   Original Issue Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

   Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

   Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, the 30% test, the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term or long-term gain or loss. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts.

Federal Income Taxation of Shareholders

   Distributions by the Fund can result in a reduction in the fair market value of such Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.


                      DISTRIBUTION OF SHARES OF THE FUND

   State Street Research Securities Trust is currently comprised of the following series: State Street Research Intermediate Bond Fund and State Street Research Strategic Income Fund. The Trustees have authorized shares of the Fund to be issued in four classes: Class A, Class B, Class C and Class D shares. The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of separate series, $.001 par value per share. A "series" is a separate pool of assets of the Trust which is separately managed and has a different investment objective and different investment policies from those of another series. The Trustees have authority, without the necessity of a shareholder vote, to create any number of new series or classes or to commence the public offering of shares of any previously established series or class.

   The Trust has entered into a Distribution Agreement with State Street Research Investment Services, Inc., as Distributor, whereby the Distributor acts as agent to sell and distribute shares of the Fund. Shares of the Fund are sold through dealers who have entered into sales agreements with the Distributor. The Distributor distributes shares of the Fund on a continuous basis at an offering price which is based on the net asset value per share of the Fund plus (subject to certain exceptions) a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (the Class B and Class D shares). The Distributor may reallow all or portions of such sales charges as concessions to dealers.

   The differences in the price at which the Fund's Class A shares are offered due to scheduled variations in sales charges, as described in the Fund's Prospectus, result from cost savings inherent in economies of scale. Management believes that the cost of sales efforts of the Distributor and broker-dealers tends to decrease as the size of purchases increases, or does not involve any incremental sales expenses as in the case of, for example, exchanges, reinvestments or dividend investments at net asset value. Similarly, no significant sales effort is necessary for sales of shares at net asset value to certain Directors, Trustees, officers, employees, their relatives and other persons directly or indirectly related to the Fund or associated entities. Where shares of the Fund are offered at a reduced sales charge or without a sales charge pursuant to sponsored arrangements, the amount of the sales charge reduction will similarly reflect the anticipated reduction in sales expenses associated with such sponsored arrangements. The reductions in sales expenses, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization, the term of the organization's existence and certain characteristics of its members. The Fund reserves the right to make variations in, or eliminate, sales charges at any time or to revise the terms of or to suspend or discontinue sales pursuant to sponsored arrangements at any time.

   On any sale of Class A shares to a single investor in the amount of $1,000,000 or more, the Distributor will pay the authorized securities dealer making such sale a commission based on the aggregate of such sales. Such commission also is payable to authorized securities dealers upon sales of Class A shares made pursuant to a Letter of Intent to purchase shares having a net asset value of $1,000,000 or more. Shares sold with such commissions payable are subject to a one-year contingent deferred sales charge of 1.00% on any portion of such shares redeemed within one year following their sale. After a particular purchase of Class A shares is made under the Letter of Intent, the commission will be paid only in respect of that particular purchase of shares. If the Letter of Intent is not completed, the commission paid will be deducted from any discounts or commissions otherwise payable to such dealer in respect of shares actually sold. If an investor is eligible to purchase shares at net asset value on account of the Right of Accumulation, the commission will be paid only in respect of the incremental purchase at net asset value.



   The Fund has adopted a "Plan of Distribution Pursuant to Rule 12b-1" (the "Distribution Plan") under which the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of Class A, Class B and Class D shares, including, but not limited to, (1) the payment of commissions and/or reimbursement to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to be used to pay commissions and/or reimbursement to securities dealers (which securities dealers may be affiliates of the Distributor) engaged in the distribution and marketing of shares and furnishing ongoing assistance to investors, (2) reimbursement of direct out-of-pocket expenditures incurred by the Distributor in connection with the distribution and marketing of shares and the servicing of investor accounts including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of Prospectuses of the Fund and reports for recipients other than existing shareholders of the Fund, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Fund may, from time to time, deem advisable, and (3) reimbursement of expenses incurred by the Distributor in connection with the servicing of shareholder accounts including payments to securities dealers and others in consideration of the provision of personal services to investors and/or the maintenance or servicing of shareholder accounts and expenses associated with the provision of personal services by the Distributor directly to investors. In addition, the Distribution Plan is deemed to authorize the Distributor to make payments out of general profits, revenues or other sources to underwriters, securities dealers and others in connection with sales of shares, to the extent, if any, that such payments may be deemed to be within the scope of Rule 12b-1 under the 1940 Act.

   The expenditures to be made pursuant to the Distribution Plan may not exceed
(i) with respect to Class A shares, an annual rate of 0.25% of the average daily value of net assets represented by such Class A shares, and (ii) with respect to Class B and Class D shares, an annual rate of 0.75% of the average daily value of the net assets represented by such Class B or Class D shares (as the case may be) to finance sales or promotion expenses and an annual rate of 0.25% of the average daily value of the net assets represented by such Class B or Class D shares (as the case may be) to make payments for personal services and/or the maintenance or servicing of shareholder accounts. Proceeds from the service fee will be used by the Distributor to compensate securities dealers and others selling shares of the Fund for rendering service to shareholders on an ongoing basis. Such amounts are based on the net asset value of shares of the Fund held by such dealers as nominee for their customers or which are owned directly by such customers for so long as such shares are outstanding and the Distribution Plan remains in effect with respect to the Fund. Any amounts received by the Distributor and not so allocated may be applied by the Distributor as reimbursement for expenses incurred in connection with the servicing of investor accounts. The distribution and servicing expenses of a particular class will be borne solely by that class.

   The Distributor may also use additional resources of its own for further expenses on behalf of the Fund.

   No interested Trustee of the Trust has any direct or indirect financial interest in the operation of the Distribution Plan or any related agreements thereunder. The Distributor's interest in the Distribution Plan is described above.

   To the extent that the Glass-Steagall Act may be interpreted as prohibiting banks and other depository institutions from being paid for performing services under the Distribution Plan, the Fund will make alternative arrangements for such services for shareholders who acquired shares through such institutions.


                       CALCULATION OF PERFORMANCE DATA

   The average annual total return ("standard total return") of the Class A, Class B, Class C and Class D shares of the Fund will be calculated as set forth below. Total return is computed separately for each class of shares of the Fund.

   All calculations of performance data in this section would reflect the voluntary measures, if any, by the Fund's affiliates to reduce fees or expenses relating to the Fund; see "Accrued Expenses" later in this section.

Total Return

   Standard total return is computed separately for each class of shares by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested, would produce the ending redeemable value in accordance with the following formula:

                        P(1+T)n = ERV

   Where:   P     =     a hypothetical initial payment of $1,000

            T     =     average annual total return

            n     =     number of years

            ERV = ending redeemable value at the end of the designated period assuming a hypothetical $1,000 payment made at the beginning of the designated period


   The calculation is based on the further assumptions that the maximum initial or contingent deferred sales charge applicable to the investment is deducted, and that all dividends and distributions by the

Fund are reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses are also taken into account as described later herein.

Yield

   Yield for each of the Fund's Class A, Class B, Class C and Class D shares is computed by dividing the net investment income per share earned during a recent month or other specified 30-day period by the maximum offering price per share on the last day of the period and annualizing the result, in accordance with the following formula:



                           YIELD = 2[(a-b + 1)6 -1]
                                      ---
                                      cd

      Where:      a   =   dividends and interest earned during
                          the period

                  b   =   expenses accrued for the period

                  c   =   the average daily number of shares
                          outstanding during the period that
                          were entitled to receive dividends

                  d   =   the maximum offering price per share
                          on the last day of the period

      To calculate interest earned (for purposes of "a" above) on debt obligations, the Fund computes the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the preceding period, or, with respect to obligations purchased during the period, the purchase price (plus actual accrued interest). The yield to maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Dividend income is recognized daily based on published rates.

      With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("paydowns"), the Fund accounts for gain or loss attributable to actual monthly paydowns as a realized capital gain or loss during the period. The Fund has elected not to amortize discount or premium on such securities.

      Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter. The maximum offering price includes a maximum sales charge of 4.5% with respect to Class A shares.

      All accrued expenses are taken into account as described later herein.

      Yield information is useful in reviewing the Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Fund's portfolio, portfolio maturity and operating expenses and market conditions.


Accrued Expenses

   Accrued expenses include all recurring expenses that are charged to all shareholder accounts in proportion to the length of the base period. The standard total return results take sales charges, if applicable, into account, although the results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $7.50 fee for wire orders.

   Accrued expenses do not include the subsidization, if any, by affiliates of fees or expenses relating to the Fund, during the subject period. In the absence of such subsidization, the performance of the Fund will be lower.

Nonstandardized Total Return

   The Fund may provide the above described standard total return results for Class A, Class B, Class C and Class D shares for periods which end no earlier than the most recent calendar quarter end and which begin twelve months before and at the time of commencement of such Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such nonstandardized total return is computed as otherwise described under "Total Return" except the result may or may not be annualized, and as noted any applicable sales charge may not be taken into account and therefore not deducted from the hypothetical initial payment of $1,000 or ending value.

Distribution Rates

   The Fund may also quote its distribution rate for each class of shares. The distribution rate is calculated by annualizing the latest per-shares distribution from ordinary income and dividing the result by the maximum offering price per share as of the end of the period to which the distribution relates. A distribution can include gross investment income from debt obligations purchased at a premium and in effect include a portion of the premium paid. A distribution can also include nonrecurring, gross short-term capital gains without recognition of any unrealized capital losses. Further, a distribution can include income from the sale of options by the Fund even though such option income is not considered investment income under generally accepted accounting principles.

   Because a distribution can include such premiums, capital gains and option income, the amount of the distribution may be susceptible to control by the Investment Manager through transactions designed to increase the amount of such items. Also, because the distribution rate is calculated in part by dividing the latest distribution by the offering price, which is based on net asset value plus any applicable sales charge, the distribution rate will increase as the net asset value declines. A distribution rate can be greater than the yield rate calculated as described above.

                                  CUSTODIAN

   State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As custodian, State Street Bank and Trust Company is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments. State Street Bank and Trust Company is not an affiliate of the Investment Manager or its affiliates.


                           INDEPENDENT ACCOUNTANTS

   Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, serves as the Trust's independent accountants, providing professional services including (1) audits of the Fund's annual financial statements, (2) assistance and consultation in connection with Securities and Exchange Commission filings and (3) review of the annual income tax returns filed on behalf of the Fund.


                             FINANCIAL STATEMENTS

   In addition to the reports provided to holders of record on a semiannual basis, other supplementary financial reports may be made available from time to time and holders of record may request a copy of a current supplementary report, if any, by calling State Street Research Shareholder Services.


   The following (unaudited) financial statements are for the period August 30, 1996 (commencement of operations) to October 31, 1996:

STATE STREET RESEARCH STRATEGIC INCOME FUND

INVESTMENT PORTFOLIO

October 31, 1996 (Unaudited)

                                      Principal          Maturity        Value
                                       Amount              Date        (Note 1)
 ------------------------------  ----------------------------------  --------------
FIXED INCOME SECURITIES 91.3%
U.S. Treasury 15.8%
U.S. Treasury Bond, 8.125%     $    1,875,000            8/15/2021    $2,181,150
U.S. Treasury Note, 8.50%           2,075,000            5/15/1997     2,108,387
U.S. Treasury Note, 6.125%            525,000            5/15/1998       528,486
U.S. Treasury Note, 6.25%             475,000            8/31/2000       478,638
U.S. Treasury Note, 6.625%          1,800,000            7/31/2001     1,837,962
U.S. Treasury Note, 7.50%             250,000           11/15/2001       264,765
                                                                     --------------
                                                                       7,399,388
                                                                     --------------
U.S. Agency Mortgage 14.4%
Federal Home Loan Mortgage
  Corp., 7.00%                        899,748            9/01/2025       884,560
Federal Home Loan Mortgage
  Corp., 7.50%                        882,813            7/01/2026       885,841
Federal National Mortgage
  Association, 9.00%                1,006,859            5/01/2009     1,066,637
Federal National Mortgage
  Association, 8.00%                  500,008            5/01/2016       518,203
Federal National Mortgage
  Association REMIC, 6.50%            500,000           10/25/2018       487,500
Government National Mortgage
  Association, 6.50%                  409,964            5/15/2009       406,184
Government National Mortgage
  Association, 6.50%                  543,876            1/15/2024       519,908
Government National Mortgage
  Association, 7.00%                  671,040            4/15/2026       658,035
Government National Mortgage
  Association, 7.50%                  568,904            5/15/2026       570,678
Government National Mortgage
  Association, 8.00%                  722,841            9/15/2026       739,105
                                                                     --------------
                                                                       6,736,651
                                                                     --------------
Foreign Government 15.4%
                                   Australian   Dollar
Commonwealth of Australia,
  7.50%                             1,700,000            7/15/2005     1,363,126
                                       Canadian Dollar
Government of Canada,
  7.50%                             1,100,000           12/01/2003       886,000
                                       Danish    Krone
Kingdom of Denmark,
  8.00%                             7,600,000            3/15/2006     1,407,209
                                     European Currency
                                                 Unit
Government of France,
  8.00%                               475,000            4/25/2003       669,708
                                      Italian     Lira
Republic of Italy,
  8.50%                         1,835,000,000            4/01/1999     1,248,453
                                      Spanish   Peseta
Government of Spain,
  7.40%                           100,000,000            7/30/1999       797,602
Government of Spain,
  8.40%                            40,000,000            4/30/2001       329,856
                                      Swedish    Krona
Kingdom of Sweden,
  13.00%                            2,500,000            6/15/2001    $  477,535
                                                                     --------------
                                                                       7,179,489
                                                                     --------------

Corporate 45.7%
Bayou Steel Corp. First Mortgage
  Note, 10.25%                        $  200,000    3/01/2001       192,000
Benedek Communications Co. Sr. Sub.
  Disc. Note, 0.00% to 5/14/2001,
  13.25% from 5/15/2001 to maturity+   1,500,000    5/15/2006       825,000
Casino Magic Corp. Sr. Sec. Note,
  13.00%+                              1,000,000    8/15/2003     1,015,000
CHC Helicopter Corp. Sr. Sub. Note,
  11.50%                               1,000,000    7/15/2002       997,500
Empire Gas Corp. Sr. Sec. Note, to
  7/14/99, 12.875% from 7/15/99 to
  maturity                               750,000    7/15/2004       658,125
Envirosource Inc. Note, 9.75%          1,000,000    6/15/2003       935,000
Euramax International PLC Sr. Sub.
  Note, 11.25%+                          250,000   10/01/2006       255,000
Geotek Communications Inc. Sr. Disc.
  Note, 0.00% to 7/14/2000, 15.00%
  from 7/15/2000 to maturity             250,000    7/15/2005       160,000
Grand Union Co. Sr. Sub. Note,
  12.00%                               1,000,000    9/01/2004     1,010,000
Haynes International Inc. Sr. Note,
  11.625%                              1,000,000    9/01/2004     1,040,000
Insight Communications Co. L.P. Sr.
  Sub. Disc. Note, 11.25%              1,000,000    3/01/2000     1,010,000
Intertek Financial Corp. Sr. Sub.
  Note, 10.25%+                          500,000   11/01/2006       500,000
Ionica PLC Units, 13.50%+              1,000,000    8/15/2006     1,010,625
La Petite Holdings Corp. Sr. Sec.
  Notes, 9.625%                          750,000    8/01/2001       697,500
Muzak L.P. Sr. Note, 10.00%              250,000   10/01/2003       251,250
NL Industries, Inc. Sr. Sec. Note,
  11.75%                                 500,000   10/15/2003       515,625
Outdoor Systems Inc. Sr. Sub. Note,
  9.375%                                 750,000   10/15/2006       744,375
Pagemart Inc. Sr. Disc. Exch. Note,
  0.00% to 10/31/98, 12.25% from
  11/1/98 to maturity                    750,000   11/01/2003       588,750
Park Newspapers Inc. Sr. Note,
  11.875%+                               750,000    5/15/2004       864,375

   The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

                                    Principal     Maturity        Value
                                      Amount        Date         (Note 1)
 --------------------------------- ------------ -------------  --------------

Plastic Specialties & Technology,
  Inc. Sr. Note, 11.25%             $  500,000   12/01/2003    $   510,000
PriCellular Wireless Corp. Sr.
  Note, 10.75%+                        500,000   11/01/2004        503,750
Sheffield Steel Corp. First
  Mortgage Note, 12.00%              1,000,000   11/01/2001        925,000
Spanish Broadcasting Systems Inc.
  Sr. Note, 7.50%                    1,000,000    6/15/2002      1,045,000
Spinnaker Industries, Inc. Sr.
  Sec. Note, 10.75%+                   250,000   10/15/2006        253,750
Star Markets Co. Sr. Sub. Note,
  13.00%                               500,000   11/01/2004        545,000
Talley Manufacturing & Technology
  Inc. Sr. Note, 10.75%                250,000   10/15/2003        258,750
Tokheim Corp. Sr. Sub. Note,
  11.50%+                            1,000,000    8/01/2006      1,057,500
TransTexas Gas Corp. Sr. Sec.
  Note, 11.50%                       1,000,000    6/15/2002      1,060,000
Universal Outdoor Inc. Sr. Sub.
  Note, 9.75%                          500,000   10/15/2006        495,000
Wireless One Inc. Unit, 0.00% to
  7/31/2001, 13.50% from 8/1/2001
  to maturity                          750,000    8/01/2006        388,125
Wireless One Inc. Sr. Disc. Note,
  13.00%                             1,000,000   10/15/2003      1,015,000
                                                               --------------
                                                                21,327,000
                                                               --------------
Total Fixed Income Securities (Cost $42,017,487)                42,642,528
                                                               --------------

----------------------------------------------------------------------------

                                        Shares
 --------------------------------- ------------ -------------  --------------
PREFERRED STOCKS 2.1%
Hollinger International, Inc. Cv.
  Pfd.                                  80,000                     980,000
                                                               --------------
Total Preferred Stocks (Cost $911,398)                             980,000
                                                               --------------
SHORT-TERM OBLIGATIONS 7.6%
American Express Credit Corp.,
  5.30%                             $  112,000   11/04/1996    $   112,000
American Express Credit Corp.,
  5.25%                              1,806,000   11/04/1996      1,806,000
Ford Motor Credit Co., 5.20%         1,620,000   11/01/1996      1,620,000
                                                               --------------
Total Short-Term Obligations (Cost $3,538,000)                   3,538,000
                                                               --------------
Total Investments (Cost $46,466,885)--101.0%                    47,160,528
Cash and Other Assets, Less Liabilities--(1.0)%                   (450,666)
                                                               --------------
Net Assets--100.0%                                             $46,709,862
                                                               ==============

Federal Income Tax Information:
At October 31, 1996, the net unrealized appreciation of
  investments based on cost for Federal income tax purposes
  of $46,466,885 was as follows:
Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost           $   813,580
Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value              (119,937)
                                                               --------------
                                                               $   693,643
                                                               ==============

+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The cost and market value of the Rule 144A security owned at October 31, 1996 was $6,245,673 and $6,285,000 (13.46% of net assets), respectively.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

Forward currency exchange contracts outstanding at October 31, 1996 are as follows:

                                                                                   Unrealized
                                                                                  Appreciation    Delivery
                                                  Total Value     Contract Price (Depreciation)     Date
---------------------------------------------  ------------------ ---------------  ------------------------
Buy Australian dollars, Sell U.S. dollars          370,000  AUD    .79172    AUD     $   176      11/14/96
Sell Australian dollars, Buy U.S. dollars        1,840,000  AUD    .79979    AUD      13,964      11/14/96
Sell Canadian dollars, Buy U.S. dollars          1,020,000  CAD    .74683    CAD      (3,337)      1/24/97
Sell Danish krone, Buy U.S. dollars              6,140,000  DKK    .17441    DKK      13,810      11/14/96
Sell Danish krone, Buy U.S. dollars              1,379,000  DKK    .17111    DKK      (1,454)     11/14/96
Sell European currency units, Buy U.S.
  dollars                                          325,000  ECU   1.26900    ECU         592      11/14/96
Sell European currency units, Buy U.S.
  dollars                                          163,000  ECU   1.24706    ECU      (3,280)     11/14/96
Sell Italian lira, Buy U.S. dollars            560,000,000  ITL    .00066    ITL         623      11/14/96
Sell Italian lira, Buy U.S. dollars            350,000,000  ITL    .00065    ITL      (2,528)     11/14/96
Sell Italian lira, Buy U.S. dollars            350,000,000  ITL    .00066    ITL      (1,108)     11/14/96
Sell Italian lira, Buy U.S. dollars            465,000,000  ITL    .00065    ITL      (2,755)     11/14/96
Sell Spanish peseta, Buy U.S. dollars           39,300,000  ESP    .00774    ESP      (3,453)     11/14/96
Sell Spanish peseta, Buy U.S. dollars           29,200,000  ESP    .00778    ESP      (1,602)     11/14/96
Sell Spanish peseta, Buy U.S. dollars           63,400,000  ESP    .00772    ESP      (5,550)      1/24/97
Sell Swedish krona, Buy U.S. dollars             3,000,000  SEK    .15172    SEK      (1,190)     11/14/96
                                                                                   -------------
                                                                                     $ 2,908
                                                                                   =============


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1996 (Unaudited)


Assets
Investments, at value (Cost $46,466,885) (Note 1)              $47,160,528
Cash                                                                   956
Receivable for fund shares sold                                  1,053,533
Interest and dividends receivable                                  924,788
Receivable for open forward contracts                               29,165
Receivable from Distributor (Note 3)                                 5,000
Deferred organization costs and other assets (Note 1)               78,980
                                                               --------------
                                                                49,252,950
                                                               --------------
Liabilities
Payable for securities purchased                                 2,201,518
Dividends payable                                                  236,216
Accrued management fee (Note 2)                                     27,598
Payable for open forward contracts                                  26,257
Accrued distribution and service fees (Note 5)                      11,223
Payable for fund shares redeemed                                     4,296
Accrued trustees' fees (Note 2)                                      2,520
Accrued transfer agent and shareholder services (Note 2)               189
Other accrued expenses                                              33,326
                                                               --------------
                                                                 2,543,143
                                                               --------------
Net Assets                                                     $46,709,807
                                                               ==============
Net Assets consist of:
 Undistributed net investment income                           $   127,644
 Unrealized appreciation of investments                            693,643
 Unrealized appreciation of forward contracts and  foreign
  currency                                                           3,416
 Accumulated net realized gain                                     105,954
 Shares of beneficial interest                                  45,779,150
                                                               --------------
                                                               $46,709,807
                                                               ==============
Net Asset Value and redemption price per share of Class A
  shares ($28,801,924 / 4,016,213 shares of beneficial
  interest)                                                          $7.17
                                                               ==============
Maximum Offering Price per share of Class A shares ($7.17 /
  .955)                                                              $7.51
                                                               ==============
Net Asset Value, offering price and redemption price per
  share of Class B shares ($5,070,278 / 707,958 shares of
  beneficial interest)*                                              $7.16
                                                               ==============
Net Asset Value, offering price and redemption price per
  share of Class C shares ($9,298,007 / 1,296,418 shares of
  beneficial interest)                                               $7.17
                                                               ==============
Net Asset Value and offering price and redemption price per
  share of Class D shares ($3,539,598 /
  494,261 shares of beneficial interest)*                            $7.16
                                                               ==============

*Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period August 30, 1996 (commencement of operations) to October 31, 1996 (Unaudited)


Investment Income
Interest, net of foreign taxes of $10,858                   $  511,595
Dividends                                                       11,900
                                                           -------------
                                                               523,495
Expenses
Management fee (Note 2)                                         47,349
Custodian fee                                                   12,411
Service fee--Class A (Note 5)                                   10,424
Distribution and service fees--Class B (Note 5)                  3,719
Distribution and service fees--Class D (Note 5)                  3,382
Registration fees                                                6,486
Audit fee                                                        3,906
Amortization of organization costs (Note 1)                      2,754
Trustees' fees (Note 2)                                          2,520
Legal fees                                                       1,575
Reports to shareholders                                          1,449
Transfer agent and shareholder services (Note 2)                   189
Miscellaneous                                                      252
                                                           -------------
                                                                96,416
Expenses borne by the Distributor (Note 3)                      (9,444)
                                                           -------------
                                                                86,972
                                                           -------------
Net investment income                                          436,523
                                                           -------------
Realized and Unrealized Gain (Loss) on Investments,
  Foreign Currency and Forward Contracts
Net realized gain on investments (Notes 1 and 4)               124,764
Net realized loss on forward contracts and foreign
  currency (Note 1)                                            (18,810)
                                                           -------------
 Total net realized gain                                       105,954
                                                           -------------
Net unrealized appreciation of investments                     693,643
Net unrealized appreciation of forward contracts and
  foreign currency                                               3,416
                                                           -------------
 Total net unrealized appreciation                             697,059
                                                           -------------
Net gain on investments, foreign currency and forward
  contracts                                                    803,013
                                                           -------------
Net increase in net assets resulting from operations        $1,239,536
                                                           =============


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period August 30, 1996 (commencement of operations) to October 31, 1996 (Unaudited)

 Increase (Decrease) in Net Assets

Operations:
Net investment income                                        $   436,523
Net realized gain on investments, foreign currency and
  forward contracts                                              105,954
Net unrealized appreciation of investments, foreign
  currency and forward contracts                                 697,059
                                                           ---------------
Net increase resulting from operations                         1,239,536
                                                           ---------------
Dividends from net investment income:
 Class A                                                        (202,980)
 Class B                                                         (18,748)
 Class C                                                         (71,776)
 Class D                                                         (15,375)
                                                           ---------------
                                                                (308,879)
                                                           ---------------
Net increase from fund share transactions (Note 6)            45,779,150
                                                           ---------------
Total increase in net assets                                  46,709,807

Net Assets
Beginning of period                                                   --
                                                           ---------------
End of period (including undistributed net investment
  income of $127,644)                                       $ 46,709,807
                                                           ===============
*Net realized gain for Federal income tax purposes (Note
  1)                                                         $   124,764
                                                           ===============


The accompanying notes are an integral part of the financial statements.


NOTES TO UNAUDITED FINANCIAL STATEMENTS


October 31, 1996


Note 1
State Street Research Strategic Income Fund (the "Fund"), is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January, 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in August, 1996. The Trust consists presently of two separate funds: State Street Research Strategic Income Fund and State Street Research Intermediate Bond Fund.

The investment objective of the Fund is to provide high current income consistent with overall total return. In seeking to achieve its investment objective, the Fund invests primarily in U.S. Government securites; high yield, high risk debt securities (commonly known as "junk bonds"), as well as investment grade debt, of U.S. issuers; and international debt securities of governmental and private issuers.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation
Securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

STATE STREET RESEARCH STRATEGIC INCOME FUND

C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. Dividends
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.


Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. Federal Income Taxes
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Deferred Organization Costs
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. Forward Contracts and Foreign Currencies
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

H. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the period August 30, 1996 (commencement of operations) to October 31, 1996, the fees pursuant to such agreement amounted to $47,349.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the period August 30, 1996 (commencement of operations) to October 31, 1996, the amount of such expenses was $99.

The fees of the Trustees not currently affiliated with the Adviser amounted to $2,520 during the period August 30, 1996 (commencement of operations) to October 31, 1996.

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the period August 30, 1996 (commencement of operations) to October 31, 1996, the amount of such expenses assumed by the Distributor and its affiliates was $9,444.

Note 4

For the period August 30, 1996 (commencement of operations) to October 31, 1996, purchases and sales of securities, exclusive of short-term obligations, aggregated $50,781,281 and $8,001,326 (including $17,726,933 and $3,888,826 of U.S. Government securities), respectively.

                    STATE STREET RESEARCH SECURITIES TRUST

                                    PART C
                               OTHER INFORMATION


Item 24:  Financial Statements and Exhibits

      (a)   Financial Statements

            (1) Financial Statements included in PART A (Prospectus) of this Registration Statement:


                        Financial Highlights for the State Street Research Strategic Income Fund for the period August 30, 1996 (commencement of operations) through October 31, 1996.

                        Financial Highlights for the State Street Research Intermediate Bond Fund for the period May 16, 1994 (commencement of operations) through April 30, 1996 incorporated by reference from Post-Effective Amendment No. 5.



            (2) Financial Statements included in PART B (Statement of Additional Information) of this Registration Statement:


                        Financial Statements for the State Street Research Strategic Income Fund for the period August 30, 1996 (commencement of operations) through October 31, 1996.

                              Investment Portfolio
                              Statement of Assets and Liabilities
                              Statement of Operations
                              Statement of Changes in Net Assets
                              Notes to Financial Statements
                                 (including financial highlights)
                              Report of Independent Accountants
                              Management's Discussion of Fund Performance

                        Financial Statements for the State Street Research Intermediate Bond Fund for the fiscal year ended April 30, 1996 incorporated by reference from Post-Effective Amendment No. 5.



                              Investment Portfolio
                              Statement of Assets and Liabilities
                              Statement of Operations
                              Statement of Changes in Net Assets
                                (for the fiscal year ended April 30, 1996 and for the period May 16, 1994 (commencement of operations) through April 30, 1995)
                              Notes to Unaudited Financial Statements
                                 (including financial highlights)


      (b)   Exhibits


             (1)(a) Master Trust Agreement and Amendment No. 1 to Master Trust
                    Agreement (5)

             (1)(b) Amendment No. 2 to the Master Trust Agreement (7)

             (2)    By-Laws of the Registrant (1)
             (3)    Not applicable
             (4)    Not applicable
             (5)(a) Advisory Agreement with State Street Research & Management
                    Company (5)

             (5)(b) Letter Agreement with respect to the Advisory Agreement relating to State Street Research Strategic Income Fund

          (6)(a) Distribution Agreement with State Street Research Investment Services, Inc. (5)
          (6)(b)  Form of Selected Dealer Agreement (4)
          (6)(c)  Form of Bank and Bank-Affiliated Broker-Dealer Agreement (3)
          (6)(d)  Form of revised Supplement No. 1 to Selected Dealer
                  Agreement (5)
          (6)(e) Letter Agreement with respect to the Distribution Agreement relating to State Street Research Strategic Income Fund
             (7)  Not applicable
          (8)(a)  Custodian Contract with State Street Bank and Trust
                  Company (5)
          (8)(b) Letter Agreement with respect to the Custodian Contract relating to State Street Research Strategic Income Fund
             (9)  Not applicable
         (10)(a) Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to State Street Research Intermediate Bond Fund (2)
         (10)(b) Opinion and Consent of Goodwin, Proctor and Hoar LLP with respect to State Street Research Strategic Income Fund (6)
            (11)  Consent of Independent Accountants (7)
            (12)  Not applicable
         (13)(a) Purchase Agreement and Investment Letter with respect to State Street Research Intermediate Bond Fund
         (13)(b)  Purchase Agreement and Investment Letter with respect to
                  State Street Research Strategic Income Fund
         (14)(a) State Street Research IRA: Disclosure Statement; Forms Booklet; Transfer of Assets/Direct Rollover Form (4)
         (14)(b) State Street Research 403(b): Brochure, Maximum Salary Reduction Worksheet, Account Application, Salary Reduction Agreement and Transfer of 403(b) Assets Form
         (15)(a)  Plan of Distribution Pursuant to Rule 12b-1 (4)
         (15)(b) Letter Agreement with respect to the Plan of Distribution Pursuant to Rule 12b-1 relating to State Street Research Strategic Income Fund
            (16) Calculation of Performance Data with respect to State Street Research Intermediate Bond Fund (4)
         (17)(a)  Powers of Attorney (4)
            (18)  Certificate of Board Resolution Respecting Powers of
                  Attorney (4)
            (19)  Application Forms
            (20) First Amended and Restated Multiple Class Expense Allocation Plan (5)
            (27)  Financial Data Schedules



-------------------------------

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

Footnote       Securities Act of 1933
Reference      Registration/Amendment                    Dated Filed
---------      ----------------------                    -----------

  1            Initial Registration                      January 31, 1994

  2            Pre-Effective Amendment No. 1             March 14, 1994

  3            Post-Effective Amendment No. 1            November 19, 1994

  4            Post-Effective Amendment No. 2            August 25, 1995

  5            Post-Effective Amendment No. 3            June 4, 1996

  6            Post-Effective Amendment No. 4            August 16, 1996

  7            Post-Effective Amendment No. 5            August 29, 1996

Item 25.  Persons Controlled by or Under Common Control with Registrant


           ORGANIZATIONAL STRUCTURE OF METROPOLITAN AND SUBSIDIARIES
                             AS OF DECEMBER 31, 1995

The following is a list of subsidiaries of Metropolitan Life Insurance Company ("Metropolitan") as of December 31, 1995. Those entities which are listed at the left margin (labelled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (Delaware)

     1.   Metropolitan Property and Casualty Insurance Company (Delaware)

          a.   Metropolitan Group Property and Casualty Insurance Company
               (Delaware)

               i.   Metropolitan Reinsurance Company (U.K.) Limited (Great
                    Britain)

          b.   Metropolitan Casualty Insurance Company (Delaware)
          c.   Metropolitan General Insurance Company (Delaware)
          d.   First General Insurance Company (Georgia)
          e.   Metropolitan P&C Insurance Services, Inc. (California)
          f.   Metropolitan Lloyds, Inc. (Texas)

     2.   Metropolitan Insurance and Annuity Company (Delaware)

          a.   MetLife Europe I, Inc. (Delaware)
          b.   MetLife Europe II, Inc. (Delaware)
          c.   MetLife Europe III, Inc. (Delaware)
          d.   MetLife Europe IV, Inc. (Delaware)
          e.   MetLife Europe V, Inc. (Delaware)

     3.   MetLife General Insurance Agency, Inc. (Delaware)

          a.   MetLife General Insurance Agency of Alabama, Inc. (Alabama)
          b.   MetLife General Insurance Agency of Kentucky, Inc. (Kentucky)
          c.   MetLife General Insurance Agency of Mississippi, Inc.
               (Mississippi)
          d.   MetLife General Insurance Agency of Texas, Inc. (Texas)
          e. MetLife General Insurance Agency of North Carolina, Inc. (North Carolina)

     4.   Metropolitan Asset Management Corporation (Delaware)

          a.   MetLife Capital Holdings, Inc. (Delaware)

               i.   MetLife Capital Corporation (Delaware)

                    (1)  Searles Cogeneration, Inc. (Delaware)
                    (2)  MLYC Cogen, Inc. (Delaware)
                    (3)  MCC Yerkes Inc. (Washington)
                    (4) MetLife Capital, Limited Partnership (Delaware). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan (90%) and MetLife Capital Corporation (10%).
                    (5)  CLJ Finco, Inc. (Delaware)

                         (a)  MetLife Capital Credit L.P. (Delaware).
                              Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan (90%) and CLJ Finco, Inc. (10%).

                    (6)  MetLife Capital Portfolio Investments, Inc. (Nevada)

                         (a)  MetLife Capital Funding Corp. (Delaware)

               ii.  MetLife Capital Financial Corporation (Delaware)

               iii. MetLife Financial Acceptance Corporation (Delaware).
                    MetLife Capital Holdings, Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the common stock of MetLife Financial Acceptance Corporation.

          b.   MetLife Investment Management Corporation (Delaware)

               i. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

          c.   MetLife Realty Group, Inc. (Delaware)

          d. GFM International Investors Limited (United Kingdom). The common stock of GFM International Investors Limited ("GFM") is held by Metropolitan (99.5%) and by an employee of GFM (.5%). GFM is a sub-investment manager for the International Stock Portfolio of Metropolitan Series Fund, Inc.

               i.   GFM Investments Limited (United Kingdom)

     5.   SSRM Holdings, Inc. (Delaware)

          a. State Street Research & Management Company (Delaware). Is a sub-investment manager for the Growth, Income, Diversified and Aggressive Growth Portfolios of Metropolitan Series Fund, Inc.

               i.   State Street Research Energy, Inc. (Massachusetts)
               ii.  State Street Research Investment Services, Inc.
                    (Massachusetts)

          b.   Metric Holdings, Inc. (Delaware)

               i.   Metric Management Inc. (Delaware)
               ii.  Metric Realty Corp. (Delaware)
               iii. Metric Realty (Illinois).  Metric Realty Corp. and Metric
                    Holdings, Inc. each holds 50% of the common stock of Metric Realty.

                    (1)  Metric Capital Corporation (California)
                    (2)  Metric Assignor, Inc. (California)
                    (3)  Metric Institutional Realty Advisors, Inc. (California)
                    (4)  Metric Institutional Realty Advisors, L.P.
                         (California).
                         Metric Realty holds a 99% limited partnership interest and Metric Institutional Realty Advisors, Inc. holds a 1%
                         interest as general partner in Metric Institutional Realty Advisors, L.P.
                    (5) Metric Realty Services, Inc. (Delaware) Metric Holdings Inc. and Metric Realty Corp. each holds 50% of the common stock of Metric Realty Services, Inc.
                    (6) Metric Institutional Apartment Fund II, L.P. (California). Metric Realty holds a 1% interest as general partner and Metropolitan holds an approximately 14.6% limited partnership interest in Metric Institutional Apartment Fund II, L.P.

     6.   MetLife Holdings, Inc. (Delaware)

          a.   MetLife Funding, Inc. (Delaware)
          b.   MetLife Credit Corp. (Delaware)

     7.   Metropolitan Tower Realty Company, Inc. (Delaware)

     8.   MetLife Real Estate Advisors, Inc. (California)

     9.   MetLife HealthCare Holdings, Inc.

B.   Metropolitan Tower Life Insurance Company (Delaware)

C.   MetLife Security Insurance Company of Louisiana (Louisiana)

D.   MetLife Texas Holdings, Inc. (Delaware)

     1.   Texas Life Insurance Company (Texas)

          a.   Texas Life Agency Services, Inc. (Texas)

          b.   Texas Life Agency Services of Kansas, Inc. (Kansas)

E.   MetLife Securities, Inc. (Delaware)

F.   23rd Street Investments, Inc. (Delaware)

G.   Metropolitan Life Holdings Limited (Ontario, Canada)

     1.   Metropolitan Life Financial Services Limited (Ontario, Canada)

     2.   Metropolitan Life Financial Management Limited (Ontario, Canada)

          a.   Metropolitan Life Insurance Company of Canada (Canada)
          b.   Metropolitan Life Operations Limited (Canada)

     3.   Morguard Investments Limited (Ontario, Canada)
          Shares of Morguard Investments Limited ("Morguard") are held by Metropolitan Life Holdings Limited (82%) and by employees of Morguard (18%).
     4.   Services La Metropolitaine Quebec, Inc. (Quebec, Canada)
     5.   167080 Canada, Inc. (Canada)

          a.   446068 B.C. Ltd. (British Columbia, Canada)

H.   MetLife (UK) Limited (Great Britain)

     1.   Albany Life Assurance Company Limited (Great Britain)

          a.   Albany Pension Managers and Trustees Limited (Great Britain)

     2.   Albany Home Loans Limited (Great Britain)
     3.   ACFC Corporate Finance Limited (Great Britain)
     4.   Metropolitan Unit Trust Managers Limited (Great Britain)
     5.   Albany International Assurance Limited (Isle of Man)
     6.   MetLife Group Services Limited (Great Britain)

I. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1.   Seguros Genesis, S.A. (Spain)
     2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

J. Kolon-Met Life Insurance Company (Korea). Shares of Kolon-MetLife Insurance Company are held by Metropolitan (51%) and by an entity (49%) unaffiliated with Metropolitan.

K.   Genesis Seguros de Vida S.A. (Argentina)

L. Genesis Seguros de Retiro S.A. (Argentina). Shares of Genesis Seguros de Retiro S.A. are held by Metropolitan (39%) and by an entity (61%) unaffiliated with Metropolitan.

M.   2945835 Canada Inc. (Canada)

N.   Metropolitan Marine Way Investments Limited (British Columbia, Canada)

O.   Met Life Holdings Luxembourg (Luxembourg)

P.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

Q.   MetLife International Holdings, Inc. (Delaware)

R.   Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

S.   Metropolitan Realty Management, Inc. (Delaware)

     1.   Edison Supply and Distribution, Inc. (Delaware)
     2.   Cross & Brown Company (New York)

          a.   Cross & Brown Residentials, Inc. (New York)
          b.   Cross & Brown Company of Florida, Inc. (Florida)
          c.   Cross & Brown Associates of New York, Inc. (New York)
          d.   Cross & Brown Associates of New Jersey, Inc. (New Jersey)
          e.   Subrown Corp. (New York)
          f.   Cross & Brown Construction Corp. (New York)
          g.   CBNJ, Inc. (New Jersey)
          h.   Cross & Brown of Connecticut, Inc. (Connecticut)

T.   MetPark Funding, Inc. (Delaware)

U.   2154 Trading Corporation (New York)

V.   Transmountain Land & Livestock Company (Montana)

W.   Met West Agribusiness, Inc. (Delaware)

Y.   Farmers National Company (Nebraska)

     1.   Farmers National Commodities, Inc. (Nebraska)

Z.   Nebraska Farms, Inc. (Nebraska)

AA.  MetFarm and Ranch Properties, Inc. (Delaware)

AB.  City Trust Services, National Association (United States)

In addition to the entities listed above, Metropolitan (or where indicated an affiliate) also owns an interest in the following entities, among others:

1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan owned facilities and airplanes. It is not engaged in any business.

2) Quadreal Corp., a New York corporation, is the fee holder of a parcel of real property subject to a 999 year prepaid lease. It is wholly-owned by Metropolitan, having been acquired by a wholly-owned subsidiary of Metropolitan in 1973 for $10 in connection with a real estate investment and transferred to Metropolitan in 1988.

3) Met Life International Real Estate Equity Shares, Inc., a Delaware corporation, is a real estate investment trust. Metropolitan owns approximately 18.4% of the outstanding common stock of this company and has the right to designate 2 of the 5 members of its Board of Directors.

4)  Metropolitan Structures is a general partnership in which Metropolitan owns
a 50% interest.   Metropolitan Structures owns 100% of the common stock of
Cicero/Cermak Corporation, an Illinois corporation, which owns and manages a shopping center in Illinois. Metropolitan Structures, Inc., an Illinois corporation, is a property manager. Metropolitan Structures, Inc. is wholly owned by Metropolitan Structures. Metropolitan Structures, Inc. is the sole general partner of MS Management Services, L.P., an Illinois limited partnership in which Metropolitan has a 49.5% interest as a limited partner.

5) Metropolitan Structures West, Inc. (doing business as MS Management Services), a California corporation, is a property manager in California. Metropolitan owns 50% of the capital stock of Metropolitan Structures West, Inc.

6) Seguros Genesis, S.A. (Mexico), is a Mexican insurer in which Metropolitan and two of its subsidiaries collectively own a 24.5% interest and have the right to designate 2 of the 9 members of the Board of Directors.

7) Interbroker, Correduria de Reaseguros, S.A., is a Spanish insurance brokerage company in which Santander Met, S.A., a subsidiary of Metropolitan in which Metropolitan owns a 50% interest, owns a 50% interest and has the right to designate 2 of the 4 members of the Board of Directors.

8) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

9) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

10) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly-owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest therein. The MILPs have various ownership interests in certain companies. The various MILPs own, directly or indirectly, more than 50% of the common stock of the following companies: Coating Technologies International, Inc., Dan River, Inc.; Igloo Holdings, Inc. and its subsidiary, Igloo Products Corporation; Blodgett Holdings, Inc., and its subsidiaries, GS Blodgett Corporation, GS Blodgett International Ltd., GS Blodgett Inc., Pitco Frialator, Inc., Frialator International Limited, Magikitch'n, Inc., and Cloverleaf Properties, Inc.; and Briggs Holdings, Inc., and its subsidiary, Briggs Plumbing Products, Inc.

Item 26:  Number of Holders of Securities
-----------------------------------------



      As of December 31, 1996, the number of record holders of the Registrant's Fund were as follows:



           (1)                                         (2)
                                                    Number of
     Title of Class                              Record Holders

Shares of Beneficial Interest

State Street Research Intermediate Bond Fund


         Class A                                       7
         Class B                                       0
         Class C                                       6
         Class D                                       0


State Street Research Strategic Income Fund


         Class A                                     280
         Class B                                     294
         Class C                                      21
         Class D                                      54


----------

Item 27:  Indemnification

      Under Article VI of the Registrant's Master Trust Agreement each of its Trustees and officers or persons serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before which the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

      Under the Distribution Agreement between the Registrant and State Street Research Investment Services, Inc., the Registrant's distributor, the Registrant has agreed to indemnify and hold harmless State Street Research Investment Services, Inc. and each person who has been, is, or may hereafter be an officer, director, employee or agent of State Street Research Investment Services, Inc. against any loss, damage or expense reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon a violation of any of its covenants herein contained or any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statements made not misleading, in a Registration Statement or Prospectus of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by State Street Research Investment Services, Inc.

      Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to Article VI of the Registrant's Master Trust Agreement, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

    Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.


                                                                                                            Principal business
Name                         Connection                            Organization                             address of organization
----                         ----------                            ------------                             -----------------------

State Street Research &      Investment Adviser                    Various investment advisory                      Boston, MA
 Management Company                                                clients

Arpiarian, Tanya             None
    Vice President

Bangs, Linda L.              None
    Vice President

Barton, Michael E.           None
    Vice President


Bennett, Peter C.            Vice President                        State Street Research Capital Trust              Boston, MA
    Director and             Vice President                        State Street Research Exchange Trust             Boston, MA
    Executive Vice           Vice President                        State Street Research Financial Trust            Boston, MA
    President                Vice President                        State Street Research Growth Trust               Boston, MA
                             Vice President                        State Street Research Master Investment Trust    Boston, MA
                             Vice President                        State Street Research Equity Trust               Boston, MA
                             Director                              State Street Research Investment Services, Inc   Boston, MA
                             Director                              Boston Private Bank & Trust Co.                  Boston, MA
                             President and Director                Christian Camps & Conferences, Inc.              Boston, MA
                             Chairman and Trustee                  Gordon College                                   Wenham, MA


Bochman, Kathleen            None
    Vice President


Bray, Michael J.             Employee                              Merrill Lynch & Co.                              Boston, MA
    Vice President


Brown, Susan H.              None
    Vice President


Buffman, Andrea              Project Manager                       BankBoston                                       Boston, MA
                             (until 12/96)
                             Managing Director                     State Street Global Advisors                     Boston, MA
                             (until 12/95)



Burbank, John F.             None
    Senior Vice President
    (Vice President
     until 7/96)


Cabrera, Jesus A.            Vice President                        First Chicago Investment Management Co.          Chicago, IL
    Vice President           (until 5/96)
                             Vice President                        State Street Research Capital Trust              Boston, MA


Canavan, Joseph W.           Assistant Treasurer                   State Street Research Equity Trust               Boston, MA
    Vice President           Assistant Treasurer                   State Street Research Financial Trust            Boston, MA
                             Assistant Treasurer                   State Street Research Income Trust               Boston, MA
                             Assistant Treasurer                   State Street Research Money Market Trust         Boston, MA
                             Assistant Treasurer                   State Street Research Tax-Exempt Trust           Boston, MA
                             Assistant Treasurer                   State Street Research Capital Trust              Boston, MA
                             Assistant Treasurer                   State Street Research Exchange Trust             Boston, MA
                             Assistant Treasurer                   State Street Research Growth Trust               Boston, MA
                             Assistant Treasurer                   State Street Research Master Investment Trust    Boston, MA
                             Assistant Treasurer                   State Street Research Securities Trust           Boston, MA
                             Assistant Controller                  State Street Research Portfolios, Inc.           New York, NY


                                      C-14



                                                                                                            Principal business
Name                         Connection                            Organization                             address of organization
----                         ----------                            ------------                             -----------------------


Carmen, Michael              Portfolio Manager                     Montgomery Asset Management              San Francisco, CA
    Vice President           (until 11/96)
                             Vice President                        State Street Research &                  Boston, MA
                             (until 4/96)                          Management Company
                             Vice President                        State Street Research Capital Trust      Boston, MA


Carstens, Linda C.           None
    Vice President


Clifford, Jr., Paul J.       Vice President                        State Street Research Tax-Exempt Trust           Boston, MA
    Vice President


D'Vari, Ronald               None
    Vice President

DeVeuve, Donald              None
    Vice President

DiFazio, Susan M.W.          Senior Vice President                 State Street Research Investment Services, Inc.  Boston, MA
    Vice President

Dillman, Thomas J.           Director of Research                  Bank of New York                                 New York, NY
    Senior Vice President    (until 6/95)

Drake, Susan W.              Vice President                        State Street Research Tax-Exempt Trust           Boston, MA
    Vice President           (until 2/96)


Duggan, Peter J.             None
    Senior Vice President

Evans, Gordon                Senior Vice President                 State Street Research Investment Services, Inc.  Boston, MA
    Vice President           (Vice President until 3/96)

Even, Karen K.               None
    Vice President


Federoff, Alex G.            None
    Vice President

Feliciano, Rosalina          None
    Vice President

Gardner, Michael D.          Partner                               Prism Group                                      Seattle, WA
    Senior Vice President
    (Vice President until
    6/95)

Geer, Bartlett R.            Vice President                        State Street Research Equity Trust               Boston, MA
    Senior Vice President    Vice President                        State Street Research Income Trust               Boston, MA
                             Vice President                        State Street Research Securities Trust           Boston, MA

Govoni, Electra              None
    Vice President

                                      C-15


                                                                                                            Principal business
Name                         Connection                            Organization                             address of organization
----                         ----------                            ------------                             -----------------------

Granger, Allison             None
    Vice President

Hamilton, Jr., William A.    Treasurer and Director                Ellis Memorial and Eldredge House                Boston, MA
    Senior Vice President    Treasurer and Director                Nautical and Aviation Publishing Company, Inc.   Baltimore, MD
                             Treasurer and Director                North Conway Institute                           Boston, MA

Hanson, Phyllis              None
    Vice President

Haverty, Jr., Lawrence J.    None
    Senior Vice President

Heineke, George R.           None
    Vice President


Jackson, Jr.,                                                      Certain trusts of related and
  F. Gardner                                                       non-related individuals
    Senior Vice President    Trustee and Chairman of the Board     Vincent Memorial Hospital                        Boston, MA


Jamieson, Frederick H.       Vice President and Asst. Treasurer    State Street Research Investment Services, Inc.  Boston, MA
    Senior Vice President    Vice President and Asst. Treasurer    SSRM Holdings, Inc.                              Boston, MA
    (Vice President          Vice President and Controller         MetLife Securities, Inc.                         New York, NY
    until 6/95)              Assistant Treasurer                   State Street Research Energy, Inc.               Boston, MA


Kallis, John H.              Vice President                        State Street Research Financial Trust           Boston, MA
    Senior Vice President    Vice President                        State Street Research Income Trust              Boston, MA
                             Vice President                        State Street Research Tax-Exempt Trust          Boston, MA
                             Vice President                        State Street Research Securities Trust          Boston, MA
                             Trustee                               705 Realty Trust                                Washington, D.C.
                             Director and President                K&G Enterprises                                 Washington, D.C.


Kasper, M. Katherine         None
    Vice President

                                      C-16




                                                                                                            Principal business
Name                         Connection                            Organization                             address of organization
----                         ----------                            ------------                             -----------------------


Kluiber, Rudolph K.          Vice President                        State Street Research Capital Trust             Boston, MA
    Vice President

Kobrick, Frederick R.        Vice President                        State Street Research Equity Trust              Boston, MA
    Senior Vice              Vice President                        State Street Research Capital Trust             Boston, MA
    President                Vice President                        State Street Research Growth Trust              Boston, MA
                             Member                                Harvard Business School Association             Cambridge, MA
                             Member                                National Alumni Council, Boston University      Boston, MA


Langholm, Knut               None
    Vice President


Leary, Eileen M.             None
    Vice President


McNamara, III, Francis J.    Senior Vice President, Clerk          State Street Research Investment Services, Inc. Boston, MA
    Executive Vice           and General Counsel
    President, Secretary     Secretary and General Counsel         State Street Research Master Investment Trust   Boston, MA
    and General Counsel      Secretary and General Counsel         State Street Research Capital Trust             Boston, MA
    (Senior Vice President   Secretary and General Counsel         State Street Research Exchange Trust            Boston, MA
    until 7/96)              Secretary and General Counsel         State Street Research Growth Trust              Boston, MA
                             Secretary and General Counsel         State Street Research Securities Trust          Boston, MA
                             Secretary and General Counsel         State Street Research Equity Trust              Boston, MA
                             Secretary and General Counsel         State Street Research Financial Trust           Boston, MA
                             Secretary and General Counsel         State Street Research Income Trust              Boston, MA
                             Secretary and General Counsel         State Street Research Money Market Trust        Boston, MA
                             Secretary and General Counsel         State Street Research Tax-Exempt Trust          Boston, MA
                             Secretary and General Counsel         SSRM Holdings, Inc.                             Boston, MA
                             Clerk and Director                    State Street Research Energy, Inc.              Boston, MA
                             Senior Vice President, General        The Boston Company, Inc.                        Boston, MA
                             Counsel and Assistant Secretary
                             (until 5/95)
                             Senior Vice President, General        Boston Safe Deposit and Trust Company           Boston, MA
                             Counsel and Asistant Secretary
                             (until 5/95)
                             Senior Vice President, General        The Boston Company Advisors, Inc.               Boston, MA
                             Counsel and Assistant Secretary
                             (until 5/95)


                                      C-17




                                                                                                            Principal business
Name                         Connection                            Organization                             address of organization
----                         ----------                            ------------                             -----------------------


Maus, Gerard P.              Treasurer                             State Street Research Equity Trust              Boston, MA
    Director, Executive      Treasurer                             State Street Research Financial Trust           Boston, MA
    Vice President           Treasurer                             State Street Research Income Trust              Boston, MA
    and Treasurer            Treasurer                             State Street Research Money Market Trust        Boston, MA
                             Treasurer                             State Street Research Tax-Exempt Trust          Boston, MA
                             Treasurer                             State Street Research Capital Trust             Boston, MA
                             Treasurer                             State Street Research Exchange Trust            Boston, MA
                             Treasurer                             State Street Research Growth Trust              Boston, MA
                             Treasurer                             State Street Research Master Investment Trust   Boston, MA
                             Treasurer                             State Street Research Securities Trust          Boston, MA
                             Director, Executive Vice President,   State Street Research Investment Services, Inc. Boston, MA
                             Treasurer and Chief Financial Officer
                             Director and Treasurer                State Street Research Energy, Inc.              Boston, MA
                             Director                              Metric Holdings, Inc.                           San Francisco, CA
                             Director                              Certain wholly-owned subsidiaries
                                                                   of Metric Holdings, Inc.
                             Director (until 11/94)                GFM International Investors, Ltd.               London, England
                             Treasurer and Chief Financial         SSRM Holdings, Inc.                             Boston, MA
                             Officer
                             Treasurer                             MetLife Securities, Inc.                        New York, NY

Milder, Judith J.            None
    Senior Vice President
    (Vice President until 6/95)


Miller, Joan D.              Senior Vice President                 State Street Research Investment Services, Inc. Boston, MA
    Senior Vice President
    (Vice President until 7/96)



Moore, Jr., Thomas P.
    Senior Vice              Vice President                        State Street Research Capital Trust             Boston, MA
    President                (until 11/96)
                             Vice President                        State Street Research Exchange Trust            Boston, MA
                             Vice President                        State Street Research Growth Trust              Boston, MA
                             Vice President                        State Street Research Master Investment Trust   Boston, MA
                             Vice President                        State Street Research Equity Trust              Boston, MA
                             Vice President                        State Street Research Energy, Inc.              Boston, MA
                             Director                              Hibernia Savings Bank                           Quincy, MA
                             Governor on the Board of Govenors     Association for Investment Management           Charlottesville,
                                                                   and Research                                    VA


Mulligan, JoAnne C.          Vice President                        State Street Research Money Market Trust        Boston, MA
    Senior Vice President
    (Vice President until 7/96)


Orr, Stephen C.              Member                                Technology Analysts of Boston                   Boston, MA
    Vice President           Member                                Electro-Science Analysts (of NYC)               New York, NY

                                      C-18




                                                                                                            Principal business
Name                         Connection                            Organization                             address of organization
----                         ----------                            ------------                             -----------------------


Paddon, Steven W.            Employee                              Metropolitan Life Insurance Company      New York, NY
    Vice President           (until 10/96)


Pannell, James C.            None
    Vice President


Peters, Kim M.               Vice President                        State Street Research Securities Trust          Boston, MA
    Senior Vice President


Ragsdale, Easton             Senior Vice President                 Kidder, Peabody, & Co. Incorporated             New York, NY
    Senior Vice President    (until 12/94)
    (Vice President
    until 7/96)

Rawlins, Jeffrey A.          None
    Senior Vice President
    (Vice President
    until 7/96)


Rice III, Daniel Joseph      Vice President                        State Street Research Equity Trust              Boston, MA
    Senior Vice President

Richards, Scott              None
    Vice President

Romich, Douglas A.           Assistant Treasurer                   State Street Research Equity Trust              Boston, MA
    Vice President           Assistant Treasurer                   State Street Research Financial Trust           Boston, MA
                             Assistant Treasurer                   State Street Research Income Trust              Boston, MA
                             Assistant Treasurer                   State Street Research Money Market Trust        Boston, MA
                             Assistant Treasurer                   State Street Research Tax-Exempt Trust          Boston, MA
                             Assistant Treasurer                   State Street Research Capital Trust             Boston, MA
                             Assistant Treasurer                   State Street Research Exchange Trust
                             Assistant Treasurer                   State Street Research Growth Trust              Boston, MA
                             Assistant Treasurer                   State Street Research Master Investment Trust   Boston, MA
                             Assistant Treasurer                   State Street Research Securities Trust          Boston, MA
                             Assistant Controller                  State Street Research Portfolios, Inc.          New York, NY


Saperstone, Paul             None
    Vice President


                                      C-19



                                                                                                            Principal business
Name                         Connection                            Organization                             address of organization
----                         ----------                            ------------                             -----------------------


Schrage, Michael             None
    Vice President



Schultz, David C.            Director and Treasurer                Mafraq Hospital Association                     Mafraq, Jordan
    Executive Vice President Member                                Association of Investment
                                                                   Management Sales Executives                     Atlanta, GA
                             Member, Investment Committee          Lexington Christian Academy                     Lexington, MA



Shaver, Jr. C. Troy          President and Chief                   State Street Research Investment Services, Inc. Boston, MA
    Executive Vice           Executive Officer
    President                President and Chief                   John Hancock Funds, Inc.                        Boston, MA
                             Executive Officer
                             (until 1/96)

Shean, William G.            None
    Vice President

Shively, Thomas A.           Vice President                        State Street Research Financial Trust           Boston, MA
    Director and             Vice President                        State Street Research Money Market Trust        Boston, MA
    Executive Vice           Vice President                        State Street Research Tax-Exempt Trust          Boston, MA
    President                Director                              State Street Research Investment Services, Inc  Boston, MA
                             Vice President                        State Street Research Securities Trust          Boston, MA

Shoemaker, Richard D.        None
    Senior Vice President

Strelow, Dan R.              None
    Senior Vice President

Stuka, Paul                  U.S. Portfolio Consultant             Teton Partners                                  Boston, MA
    Senior Vice President    (until 4/95)

                                      C-20


                                                                                                            Principal business
Name                         Connection                            Organization                             address of organization
----                         ----------                            ------------                             -----------------------


Swanson, Amy McDermott       None
    Senior Vice President

Trebino, Anne M.             Vice President                        SSRM Holdings, Inc.                             Boston, MA
    Senior Vice President
    (Vice President until 6/95)



Verni, Ralph F.              Chairman, President, Chief            State Street Research Capital Trust             Boston, MA
    Chairman, President,     Executive Officer and Trustee
    Chief Executive          Chairman, President, Chief            State Street Research Exchange Trust            Boston, MA
    Officer and              Executive Officer and Trustee
    Director                 Chairman, President, Chief            State Street Research Growth Trust              Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief            State Street Research Master Investment Trust   Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief            State Street Research Securities Trust          Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief            State Street Research Equity Trust              Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief            State Street Research Financial Trust           Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief            State Street Research Income Trust              Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief            State Street Research Money Market Trust        Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief            State Street Research Tax-Exempt Trust          Boston, MA
                             Executive Officer and Trustee
                             Chairman and Director                 State Street Research Investment Services, Inc. Boston, MA
                             (President and Chief Executive
                             Officer until 2/96)
                             President and Director                State Street Research Energy, Inc.              Boston, MA
                             Chairman and Director                 Metric Holdings, Inc.                           San Francisco, CA
                             Director and Officer                  Certain wholly-owned subsidiaries
                                                                   of Metric Holdings, Inc.
                             Director                              MetLife Securities, Inc.                        New York, NY
                             Chairman and Director (until 11/94)   GFM International Investors, Ltd.               London, England
                             President, Chief Executive            SSRM Holdings, Inc.                             Boston, MA
                             Officer and Director
                             Director                              CML Group, Inc.                                 Boston, MA
                             Director                              Colgate University                              Hamilton, NY



                                      C-21




                                                                                                            Principal business
Name                         Connection                            Organization                             address of organization
----                         ----------                            ------------                             -----------------------


Wade, Dudley                 Vice President                        State Street Research Growth Trust              Boston, MA
  Freeman                    Vice President                        State Street Research Master Investment Trust   Boston, MA
    Senior Vice
    President

Wallace, Julie K.            None
    Vice President

Ward, Geoffrey               None
    Senior Vice President


Weiss, James M.              Vice President                        State Street Research Capital Trust             Boston, MA
    Senior Vice President    Vice President                        State Street Research Equity Trust              Boston, MA
                             Vice President                        State Street Research Master Investment Trust   Boston, MA
                             Chief Investment Officer              IDS Equity Advisors                             Minneapolis, MN
                             (until 12/95)

Westvold,                    Vice President                        State Street Research Securities Trust          Boston, MA
  Elizabeth McCombs
    Senior Vice President
    (Vice President
    until 7/96)

Wilson, John T.              Vice President                        State Street Research Equity Trust              Boston, MA
    Vice President           Vice President                        State Street Research Master Investment Trust   Boston, MA
                             Vice President                        Phoenix Investment Counsel, Inc.                Hartford, CT
                             (until 6/96)


Wing, Darman A.              Senior Vice President and             State Street Research Investment Services, Inc. Boston, MA
    Vice President,          Asst. Clerk (Vice President
    Assistant Secretary      until 6/95)
    and Assistant            Assistant Secretary                   State Street Research Capital Trust             Boston, MA
    General Counsel          Assistant Secretary                   State Street Research Exchange Trust            Boston, MA
                             Assistant Secretary                   State Street Research Growth Trust              Boston, MA
                             Assistant Secretary                   State Street Research Master Investment Trust   Boston, MA
                             Assistant Secretary                   State Street Research Securities Trust          Boston, MA
                             Assistant Secretary                   State Street Research Equity Trust              Boston, MA
                             Assistant Secretary                   State Street Research Financial Trust           Boston, MA
                             Assistant Secretary                   State Street Research Income Trust              Boston, MA
                             Assistant Secretary                   State Street Research Money Market Trust        Boston, MA
                             Assistant Secretary                   State Street Research Tax-Exempt Trust          Boston, MA
                             Assistant Secretary                   SSRM Holdings, Inc.                             Boston, MA
Woodbury, Robert S.          Employee                              Metropolitan Life Insurance Company             New York, NY
    Vice President
Woodworth, Jr., Kennard      Vice President                        State Street Research Exchange Trust            Boston, MA
    Senior Vice              Vice President                        State Street Research Growth Trust              Boston, MA
    President                (until 2/96)

                                      C-22





                                                                                                            Principal business
Name                         Connection                            Organization                             address of organization
----                         ----------                            ------------                             -----------------------

Wu, Norman N.                Partner                               Atlantic-Acton Realty                           Framingham, MA
    Senior Vice President    Director                              Bond Analysts Society of Boston                 Boston, MA



Item 29:  Principal Underwriters

      (a) State Street Research Investment Services, Inc., serves as principal underwriter for State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Growth Trust, State Street Research Master Investment Trust, State Street Research Securities Trust, and State Street Research Portfolios, Inc.

      (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows:

       (1)                          (2)                       (3)
                                 Positions
Name and Principal              and Offices             Positions and Offices
 Business Address             with Underwriter            with Registrant

Ralph F. Verni                Chairman of               Chairman of the
One Financial Center          the Board and             Board, President,
Boston, MA  02111             Director                  Chief Executive Officer
                                                        and Trustee

Peter C. Bennett              Director                  None
One Financial Center
Boston, MA  02111

Gerard P. Maus                Executive Vice President  Treasurer
One Financial Center          Treasurer, Chief
Boston, MA  02111             Financial Officer and
                              Director

Thomas A. Shively             Director                  Vice President
One Financial Center
Boston, MA  02111

C. Troy Shaver, Jr.           President and Chief       None
One Financial Center          Executive Officer
Boston, MA 02111

George B. Trotta              Executive Vice President  None
One Madison Avenue
New York, NY  10010

Dennis C. Barghaan            Senior Vice President     None
One Madison Avenue
New York, NY 10010

Peter Borghi                  Senior Vice President     None
One Financial Center
Boston, MA  02111

Paul V. Daly                  Senior Vice President     None
One Financial Center
Boston, MA  02111

       (1)                          (2)                       (3)
                                 Positions
Name and Principal              and Offices             Positions and Offices
 Business Address             with Underwriter            with Registrant

Susan M.W. DiFazio            Senior Vice President     None
One Financial Center
Boston, MA  02111

Gordon Evans                  Senior Vice President     None
One Financial Center
Boston, MA  02111

Robert Haeusler               Senior Vice President     None
One Madison Avenue
New York, NY 10010

Gregory R. McMahan            Senior Vice President     None
One Financial Center
Boston, MA 02111


Francis J. McNamara, III      Senior Vice President,  Secretary
One Financial Center          General Counsel
Boston, MA 02111              and Clerk


Joan D. Miller                Senior Vice President     None
One Financial Center
Boston, MA 02111

Richard P. Samartin           Senior Vice President     None
One Financial Center
Boston, MA  02111


Darman A. Wing                Senior Vice President,    Assistant Secretary
One Financial Center          Assistant General Counsel
Boston, MA  02111             and Assistant Clerk


Linda Grasso                  Vice President            None
One Financial Center
Boston, MA  02111

Robert M. Gunville            Vice President            None
One Financial Center
Boston, MA 02111

Frederick H. Jamieson         Vice President            None
One Financial Center          and Assistant
Boston, MA  02111             Treasurer


Amy L. Simmons                Vice President            Assistant Secretary
One Financial Center
Boston, MA 02111

Item 30:  Location of Accounts and Records

      Gerard P. Maus
      State Street Research & Management Company
      One Financial Center
      Boston, MA 02111

Item 31:    Management Services

            Inapplicable.

Item 32:    Undertakings

            (a)   Inapplicable.


            (b)   Deleted.


            (c) The Registrant has elected to include the information required by Item 5A of Form N-1A in its annual report to shareholders. The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the applicable fund's latest annual report to shareholders, upon request and without charge.

            (d) The Registrant undertakes to hold a special meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per centum of the outstanding shares of the Trust and, in connection with such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.


            (e) Deleted.

                                    Notice


      A copy of the Master Trust Agreement of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the obligations of the Registrant hereunder, and the authorization, execution and delivery of this amendment to the Registrant's Registration Statement, shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant as individuals or personally, but shall bind only the property of the Funds of the Registrant, as provided in the Master Trust Agreement. Each Fund of the Registrant shall be solely and exclusively responsible for all of its direct or indirect debts, liabilities and obligations, and no other Fund shall be responsible for the same.

                                  SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 22nd day of January, 1997.



                                    STATE STREET RESEARCH SECURITIES TRUST

                                    By:                    *
                                          ------------------------
                                          Ralph F. Verni
                                          Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on the above date by the following persons in the capacities indicated.

               Signature                         Title
               ---------                         -----

                   *                      Trustee, Chairman of the Board and
        ---------------------             Chief Executive Officer
            Ralph F. Verni                (Principal Executive Officer)

                   *                      Treasurer (Principal Financial and
        ---------------------             Accounting Officer)
            Gerard P. Maus

                   *                      Trustee
        ---------------------
           Edward M. Lamont


                   *                      Trustee
        ---------------------
          Robert A. Lawrence


                   *                      Trustee
        ---------------------
            Dean O. Morton


                   *                      Trustee
        ---------------------
          Thomas L. Phillips

                   *                      Trustee
        ---------------------
            Toby Rosenblatt


                   *                      Trustee
        ---------------------
       Michael S. Scott Morton


                   *                      Trustee
        ---------------------
            Jeptha H. Wade



*By: /s/ Francis J. McNamara, III
     -------------------------------
     Francis J. McNamara, III
     Attorney-in-Fact
     under Powers of Attorney
     dated August 24, 1995
     incorporated by reference
     from Post-Effective
     Amendment No. 2.

                                              1933 Act Registration No. 33-74628
                                                      1940 Act File No. 811-8322

---------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             --------------------


                                    FORM N-1A



                             REGISTRATION STATEMENT
                      UNDER THE SECURITIES ACT OF 1933                  [ ]


                        Pre-Effective Amendment No. __                  [ ]



                        Post-Effective Amendment No. 6                  [X]

                                     and/or


                             REGISTRATION STATEMENT
                  UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]


                                Amendment No. 7                         [X]


                             --------------------

                    STATE STREET RESEARCH SECURITIES TRUST
        (Exact Name of Registrant as Specified in Declaration of Trust)

                             --------------------

                                    EXHIBITS

                                INDEX TO EXHIBITS


      (5)(b) Letter Agreement with respect to the Advisory Agreement relating to State Street Research Strategic Income Fund

      (6)(e) Letter Agreement with respect to the Distribution Agreement relating to State Street Research Strategic Income Fund

      (8)(b) Letter Agreement with respect to the Custodian Contract relating to State Street Research Strategic Income Fund

      (13)(b) Purchase Agreement and Investment Letter with respect to State Street Research Strategic Income Fund

      (14)(b) State Street Research 403(b): Brochure, Maximum Salary Reduction Worksheet, Account Application, Salary Reduction Agreement and Transfer of 403(b) Assets Form

      (15)(b) Letter Agreement with respect to the Plan of Distribution relating to State Street Research Strategic Income Fund

      (19)      Application Forms


      (27)      Financial Data Schedules



                                       2